OMB APPROVAL
OMB Number: 3235-0570
Expires: November 30, 2005
Estimated average burden hours per response. . . . 5.0

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-03313

First American Funds, Inc.

(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN	55402
(Address of principal executive offices)	(Zip code)

Charles D. Gariboldi  800 Nicollet Mall, Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code:   800-677-3863

Date of fiscal year end:   September 30

Date of reporting period:  March 31, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Report to Shareholders

2005 Semiannual Report
MONEY MARKET FUNDS

First American Money Market Funds

First American Money Market funds offer a broad range of investment choices and share classes that are practical alternatives or complements to a cash portfolio. The investment objective of our money market funds is to seek maximum current income consistent with the preservation of capital and maintenance of liquidity.

An investment in money market funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although these funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

FIRST AMERICAN FUNDS ONLINE

@ firstamericanfunds.com

Visit the First American Funds website for useful information on each of our funds, including fund prices, performance, fund management bios, dividends, and downloadable fact sheets. You’ll also find college and retirement planning tools and general investor education.

Online features and functionality include:

•                  The ability to deepen your understanding of the fund family by learning about the full range of investment choices available to you through First American Funds

•                  The ability to educate yourself through market and investment strategy commentaries

We stand behind our commitment to serve you with excellence. For more information, call First American Investor Services at 800.677.FUND or visit firstamericanfunds.com.

TABLE OF CONTENTS

Schedule of Investments	8
Statements of Assets and Liabilities	20
Statements of Operations	22
Statements of Changes in Net Assets	24
Financial Highlights	26
Notes to Financial Statements	34
Notice to Shareholders	39

Government Obligations fund

Expense Example

As a shareholder of the Government Obligations Fund (the "fund"), you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2004, to March 31, 2005.

Actual Expenses

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Examples

	Beginning Account Value (10/1/2004)	Ending Account Value (3/31/2005)	Expenses Paid During Period* (10/1/2004 to 3/31/2005)
Class A Actual	$1,000.00	$1,007.20	$3.75
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.19	$3.78
Class D Actual	$1,000.00	$1,008.00	$3.00
Class D Hypothetical (5% return before expenses)	$1,000.00	$1,021.94	$3.02
Class Y Actual	$1,000.00	$1,008.70	$2.25
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.69	$2.27
Class Z Actual	$1,000.00	$1,010.00	$1.00
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,023.93	$1.01
Piper Jaffray Actual†	$1,000.00	$1,007.10	$3.85
Piper Jaffray Hypothetical (5% return before expenses)†	$1,000.00	$1,021.09	$3.88

*Expenses are equal to the fund's annualized expense ratio of 0.75%, 0.60%, 0.45%, 0.20% and 0.77% for Class A, Class D, Class Y, Class Z and Piper Jaffray Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent half-year/365 days (to reflect the one-half year period).

†The contractual limitation on annual expenses for Piper Jaffray Class shares has been increased to 0.81%. If this limitation had been in place during the period, actual and hypothetical ending account balances would have been $1,007.10 and $1,020.89, respectively, and actual & hypothetical expenses paid during the period would have been $4.05 and $4.08, respectively.

Portfolio Allocation as of March 31, 2005[1] (% of net assets)	Fund
U.S. Government Agency Obligations	61.8%
Repurchase Agreements	40.7%

1Portfolio allocations are subject to change at any time and are not recommendations to buy or sell any security.

FIRST AMERICAN FUNDS Semiannual Report 2005

Prime Obligations fund

Expense Example

As a shareholder of the Prime Obligations Fund (the "fund"), you incur two types of costs: (1) transaction costs (for example, any contingent deferred sales charges that may apply on Class B or Class C shares); and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2004, to March 31, 2005.

Actual Expenses

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges. Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Examples

	Beginning Account Value (10/1/2004)	Ending Account Value (3/31/2005)	Expenses Paid During Period* (10/1/2004 to 3/31/2005)
Class A Actual	$1,000.00	$1,007.40	$3.90
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.04	$3.93
Class B Actual	$1,000.00	$1,005.10	$6.15
Class B Hypothetical (5% return before expenses)	$1,000.00	$1,018.80	$6.19
Class C Actual	$1,000.00	$1,005.10	$6.15
Class C Hypothetical (5% return before expenses)	$1,000.00	$1,018.80	$6.19
Class D Actual	$1,000.00	$1,008.10	$3.15
Class D Hypothetical (5% return before expenses)	$1,000.00	$1,021.79	$3.18
Class I Actual	$1,000.00	$1,009.30	$2.00
Class I Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	$2.02
Class Y Actual	$1,000.00	$1,008.90	$2.40
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.54	$2.42
Class Z Actual	$1,000.00	$1,010.30	$1.00
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,023.93	$1.01
Piper Jaffray Actual†	$1,000.00	$1,007.10	$4.20
Piper Jaffray Hypothetical (5% return before expenses)†	$1,000.00	$1,020.74	$4.23

*Expenses are equal to the fund's annualized expense ratio of 0.78%, 1.23%, 1.23%, 0.63%, 0.40%, 0.48%, 0.20% and 0.84% for Class A, Class B, Class C, Class D, Class I, Class Y, Class Z and Piper Jaffray Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent half-year/365 days (to reflect the one-half year period).

†The contractual limitation on annual expenses for Piper Jaffray Class shares has been increased to 0.88%. If this limitation had been in place during the period, actual and hypothetical ending account balances would have been $1,007.10 and $1,020.54, respectively, and actual and hypothetical expenses paid during the period would have been $4.40 and $4.43, respectively.

Portfolio Allocation as of March 31, 2005[1] (% of net assets)	Fund
Commercial Paper	25.9%
Certificates of Deposit	22.6%
Structured Investment Vehicles	15.1%
Extendible Floating Rate Corporate Notes	11.2%
Corporate Notes	9.0%
Extendible Floating Rate Agreements	7.7%
Euro Time Deposits	2.6%
U.S. Government Agency Obligations	2.6%
Repurchase Agreements	2.0%
Structured Notes	1.2%

1Portfolio allocations are subject to change at any time and are not recommendations to buy or sell any security.

FIRST AMERICAN FUNDS Semiannual Report 2005

Tax Free Obligations fund

Expense Example

As a shareholder of the Tax Free Obligations Fund (the "fund"), you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2004, to March 31, 2005.

Actual Expenses

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Examples

	Beginning Account Value (10/1/2004)	Ending Account Value (3/31/2005)	Expenses Paid During Period* (10/1/2004 to 3/31/2005)
Class A Actual	$1,000.00	$1,005.10	$3.75
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.19	$3.78
Class D Actual	$1,000.00	$1,005.80	$3.00
Class D Hypothetical (5% return before expenses)	$1,000.00	$1,021.94	$3.02
Class Y Actual	$1,000.00	$1,006.60	$2.25
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.69	$2.27
Class Z Actual	$1,000.00	$1,007.80	$1.00
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,023.93	$1.01
Piper Jaffray Actual†	$1,000.00	$1,005.10	$3.75
Piper Jaffray Hypothetical (5% return before expenses)†	$1,000.00	$1,021.19	$3.78

*Expenses are equal to the fund's annualized expense ratio of 0.75%, 0.60%, 0.45%, 0.20% and 0.75% for Class A, Class D, Class Y, Class Z and Piper Jaffray Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent half-year/365 days (to reflect the one-half year period).

†The contractual limitation on annual expenses for Piper Jaffray Class shares has been increased to 0.79%. If this limitation had been in place during the period, actual and hypothetical ending account balances would have been $1,005.10 and $1,020.99, respectively, and actual and hypothetical expenses paid during the period would have been $3.95 and $3.98, respectively.

Portfolio Allocation as of March 31, 2005[1] (% of net assets)	Fund
Variable Rate Demand Notes - Weekly	74.0%
Municipal Notes	15.4%
Commercial Paper	7.4%
Variable Rate Demand Notes - Daily	3.0%

1Portfolio allocations are subject to change at any time and are not recommendations to buy or sell a security.

FIRST AMERICAN FUNDS Semiannual Report 2005

Treasury Obligations fund

Expense Example

As a shareholder of the Treasury Obligations Fund (the "fund"), you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2004, to March 31, 2005.

Actual Expenses

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Examples

	Beginning Account Value (10/1/2004)	Ending Account Value (3/31/2005)	Expenses Paid During Period* (10/1/2004 to 3/31/2005)
Class A Actual	$1,000.00	$1,006.80	$3.75
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.19	$3.78
Class D Actual	$1,000.00	$1,007.60	$3.00
Class D Hypothetical (5% return before expenses)	$1,000.00	$1,021.94	$3.02
Class Y Actual	$1,000.00	$1,008.30	$2.25
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.69	$2.27
Class Z Actual	$1,000.00	$1,009.60	$1.00
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,023.93	$1.01
Piper Jaffray Actual†	$1,000.00	$1,006.80	$3.75
Piper Jaffray Hypothetical (5% return before expenses)†	$1,000.00	$1,021.19	$3.78

*Expenses are equal to the fund's annualized expense ratio of 0.75%, 0.60%, 0.45%, 0.20% and 0.75% for Class A, Class D, Class Y, Class Z and Piper Jaffray Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent half-year/365 days (to reflect the one-half year period).

†The contractual limitation on annual expenses for Piper Jaffray Class shares has been increased to 0.79%. If this limitation had been in place during the period, actual and hypothetical ending account balances would have been $1,006.80 and $1,020.99, respectively, and actual and hypothetical expenses paid during the period would have been $3.95 and $3.98, respectively.

Portfolio Allocation as of March 31, 2005[1] (% of net assets)	Fund
Repurchase Agreements	85.8%
U.S. Treasury Obligations	14.4%

1Portfolio recommendations are subject to change at any time and are not recommendations to buy or sell any security.

FIRST AMERICAN FUNDS Semiannual Report 2005

Treasury Reserve fund

Expense Example

As a shareholder of the Treasury Reserve Fund (the "fund"), you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2004, to March 31, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Examples

	Beginning Account Value (10/1/2004)	Ending Account Value (3/31/2005)	Expenses Paid During Period* (10/1/2004 to 3/31/2005)
Actual	$1,000.00	$1,005.90	$4.70
Hypothetical (5% return before expenses)	$1,000.00	$1,020.24	$4.73

*Expenses are equal to the fund's annualized expense ratio of 0.94%, multiplied by the average account value over the period, multiplied by the number of days in the most recent half-year/365 days (to reflect the one-half year period).

Portfolio Allocation as of March 31, 2005[1] (% of net assets)	Fund
Repurchase Agreements	87.5%
U.S. Treasury Obligations	12.7%

1Portfolio allocations are subject to change at any time and are not recommendations to buy or sell any security.

FIRST AMERICAN FUNDS Semiannual Report 2005

U.S. Treasury Money Market fund

Expense Example

As a shareholder of the U.S. Treasury Money Market Fund (the "fund"), you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 25, 2004, to March 31, 2005.

Actual Expenses

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Examples

	Beginning Account Value (10/25/04)	Ending Account Value (3/31/05)	Expenses Paid During the Period* (10/25/04 to 3/31/05)
Class A Actual	$1,000.00	$1,005.80	$3.26
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,018.40	$3.28
Class D Actual	$1,000.00	$1,006.60	$2.61
Class D Hypothetical (5% return before expenses)	$1,000.00	$1,019.05	$2.62
Class Y Actual	$1,000.00	$1,007.10	$1.95
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,019.70	$1.97
Class Z Actual	$1,000.00	$1,008.50	$0.87
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,020.78	$0.87

*Expenses are equal to the fund's annualized expense ratio of 0.75%, 0.60%, 0.45%, and 0.20% for Class A, Class D, Class Y and Class Z respectively, multiplied by the average account value over the period, multiplied by the number of days since inception/365 days (to reflect the period since inception).

Portfolio Allocation as of March 31, 2005[1] (% of net assets)	Fund
U.S. Treasury Obligations	100.0%
Investment Companies	0.2%

1Portfolio allocations are subject to change at any time and are not recommendations to buy or sell any security.

FIRST AMERICAN FUNDS Semiannual Report 2005

Schedule of Investments March 31, 2005 (unaudited)

Government Obligations Fund

DESCRIPTION	PAR (000)	VALUE (000)
U.S. Government Agency Obligations – 61.8%
FAMC 2.790%, 04/01/05 (a)	$117,600	$117,597
3.040%, 06/30/05 (a) (b)	100,000	100,000
FFCB 2.770%, 04/01/05 (a)	50,000	49,980
2.780%, 04/01/05 (a)	300,000	299,939
FHLB 1.200%, 04/01/05 (b)	20,000	20,000
4.625%, 04/15/05 (b)	10,000	10,013
2.590%, 04/19/05 (a)	75,000	75,000
2.656%, 05/09/05 (a) (b)	50,000	49,970
2.880%, 06/13/05 (a) (b)	50,000	49,958
2.975%, 06/28/05 (a)	50,000	49,964
2.250%, 09/09/05 (b)	15,000	14,993
2.250%, 10/21/05 (b)	15,000	14,960
2.375%, 11/01/05 (b)	10,000	9,993
2.500%, 11/02/05 (b)	10,000	10,000
FHLMC 1.358%, 04/05/05	20,000	19,997
1.990%, 05/31/05	30,000	29,903
0.000%, 06/28/05	200,000	198,548
0.000%, 08/05/05	15,000	14,891
2.190%, 08/23/05	32,194	31,918
2.300%, 09/20/05	25,000	24,731
2.125%, 11/15/05 (b)	17,000	16,974
2.702%, 11/15/05	20,000	19,667
2.892%, 12/13/05	25,000	24,500
FNMA 0.000%, 04/01/05	151,000	151,000
1.370%, 04/01/05	25,000	25,000
2.775%, 04/01/05 (a) (b)	150,000	149,997
2.430%, 04/03/05 (a)	75,000	74,975
2.465%, 04/06/05 (a) (b)	100,000	99,944
2.690%, 04/15/05 (a)	50,000	49,985
2.695%, 04/15/05 (a) (b)	100,000	99,998
2.545%, 04/21/05 (a)	75,000	74,966
1.560%, 04/29/05 (b)	15,000	14,998
1.930%, 04/29/05	30,000	29,957
2.736%, 04/29/05 (a) (b)	150,000	149,935
1.610%, 05/13/05 (b)	10,000	10,000
0.000%, 05/27/05	25,000	24,918
2.075%, 06/24/05	15,000	14,927
0.000%, 06/27/05	98,700	98,013
0.000%, 07/05/05	100,000	99,187
2.038%, 07/22/05	20,000	19,873
2.400%, 10/14/05	15,000	14,804
2.823%, 11/10/05	10,000	9,830
2.000%, 01/30/06	15,000	14,861
0.000%, 02/24/06	35,000	33,937
Total U.S. Government Agency Obligations (Cost $2,514,601)		2,514,601

Government Obligations Fund (concluded)

DESCRIPTION	PAR (000)	VALUE (000)
Repurchase Agreements – 40.7%
Bank of America 2.830%, dated 3/31/05, matures 4/1/05, repurchase price $675,053,063 (collateralized by U.S. Treasury obligations: Total market value $688,500,383)	$675,000	$675,000
CS First Boston 2.850%, dated 3/31/05, matures 4/1/05, repurchase price $150,011,875 (collateralized by U.S. Treasury obligations: Total market value $153,004,119)	150,000	150,000
Goldman Sachs 2.840%, dated 3/31/05, matures 4/1/05, repurchase price $200,015,778 (collateralized by U.S. Treasury obligations: Total market value $204,000,168)	200,000	200,000
UBS Warburg 2.650%, dated 3/31/05, matures 4/1/05, repurchase price $8,034,591 (collateralized by U.S. Treasury obligations: Total market value $8,194,978)	8,034	8,034
UBS Warburg 2.830%, dated 3/31/05, matures 4/1/05, repurchase price $625,049,132 (collateralized by U.S. Treasury obligations: Total market value $637,500,180)	625,000	625,000
Total Repurchase Agreements (Cost $1,658,034)		1,658,034
Investments Purchased with Proceeds from Securities Lending – 20.6%
Repurchase Agreements – 20.6%
Deutsche Bank 1.550%, dated 3/31/05, matures 4/1/05, repurchase price $510,021,987 (collateralized by U.S. government obligations: Total market value $520,200,001)	510,000	510,000
Goldman Sachs 2.700%, dated 3/31/05, matures 4/1/05, repurchase price $328,074,604 (collateralized by U.S. government obligations: Total market value $334,611,001)	328,050	328,050
Total Investments Purchased with Proceeds from Securities Lending (Cost $838,050)		838,050
Total Investments – 123.1% (Cost $5,010,685)		5,010,685
Other Assets and Liabilities, Net – (23.1)%		(941,081)
Total Net Assets – 100.0%		$4,069,604

(a)  Variable Rate Security – The rate shown is the rate in effect as of March 31, 2005. The date shown is the next reset date.

(b)  This security or a portion of this security is out to loan at March 31, 2005. Total loaned securities had a market value of $821,425,910 at March 31, 2005. See note 2 in Notes to Financial Statements.

FAMC – Federal Agriculture Mortgage Corporation

FFCB – Federal Farm Credit Bank

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

Schedule of Investments March 31, 2005 (unaudited)

Prime Obligations Fund

DESCRIPTION	PAR (000)	VALUE (000)
Commercial Paper – 25.9%
Asset-Backed – 14.3%
Edison Asset Securitization Corp 2.650%, 04/04/05 (a)	$40,000	$39,991
2.960%, 06/20/05 (a)	80,210	79,682
Falcon Asset Securitization Corp 2.680%, 04/07/05 (a)	50,613	50,590
2.720%, 04/13/05 (a)	100,000	99,909
2.780%, 04/28/05 (a)	49,617	49,514
Fleet Funding 2.720%, 04/08/05 (a)	76,029	75,989
Kitty Hawk Funding (Guarantor: Bank of America) 2.790%, 04/25/05 (a)	50,000	49,907
2.790%, 04/26/05 (a)	50,000	49,903
Moat Funding (Guarantor: 41% JPM Chase) 2.670%, 04/06/05 (a)	75,000	74,972
2.700%, 04/08/05 (a)	100,000	99,948
2.796%, 04/18/05 (a)	75,000	74,901
Old Line Funding 2.650%, 04/15/05 (a)	70,311	70,236
Ranger Funding 2.630%, 04/01/05 (a)	50,000	50,000
2.680%, 04/04/05 (a)	75,000	74,983
2.550%, 04/12/05 (a)	50,882	50,842
2.796%, 04/19/05 (a)	50,000	49,930
2.790%, 04/22/05 (a)	75,000	74,878
2.800%, 05/04/05 (a)	50,000	49,872
Sheffield Receivables Corp 2.640%, 04/04/05 (a)	75,000	74,984
2.670%, 04/05/05 (a)	75,000	74,978
2.780%, 04/12/05 (a)	47,680	47,640
2.740%, 04/14/05 (a)	79,000	78,922
Thames Asset Global Securitization Corp 2.690%, 04/07/05 (a)	200,000	199,910
2.750%, 04/12/05 (a)	35,693	35,663
2.830%, 05/13/05 (a)	59,232	59,037
2.830%, 05/16/05 (a)	71,345	71,093
Variable Funding Capital (Guarantor: Wachovia) 2.780%, 04/20/05 (a)	100,000	99,853
Windmill Funding Corp 2.670%, 04/07/05 (a)	60,000	59,973
2.760%, 04/18/05 (a)	25,000	24,967
2.790%, 05/03/05 (a)	100,000	99,752
Total Asset-Backed		2,092,819
Non Asset-Backed – 3.8%
CS First Boston NY 2.970%, 06/22/05	150,000	148,985
2.980%, 06/24/05	46,500	46,177
Proctor and Gamble 2.970%, 06/20/05	43,500	43,213
Total Capital SA 2.820%, 04/01/05	75,000	75,000
Toyota Motor Credit 2.990%, 06/21/05	100,000	99,327
UBS Americas 2.830%, 04/01/05	100,000	100,000
Westdeutsche Landesbank 2.750%, 05/03/05	50,000	49,878
Total Non Asset-Backed		562,580

Prime Obligations Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Secured Liquidity Notes – 7.8%
Emerald Trust Certificates (MBNA Master Certificates) (Secured Liquidity Note) 2.630%, 04/05/05 (a)	$81,952	$81,928
2.620%, 04/06/05 (a)	50,000	49,982
2.680%, 04/07/05 (a)	49,000	48,978
2.770%, 05/11/05 (a)	100,000	99,692
2.890%, 05/31/05 (a)	84,263	83,857
2.970%, 06/08/05 (a)	75,000	74,579
New Castle 2.680%, 04/06/05 (a)	168,500	168,437
2.620%, 04/08/05 (a)	100,000	99,949
2.750%, 04/25/05 (a)	63,755	63,640
2.830%, 05/09/05 (a)	65,000	64,806
2.990%, 06/22/05 (a)	50,000	49,660
Park Granada LLC 2.640%, 04/01/05 (a)	100,000	100,000
2.650%, 04/01/05 (a)	50,000	50,000
2.870%, 04/01/05 (a)	50,000	50,000
2.710%, 04/07/05 (a)	65,000	64,971
Total Secured Liquidity Notes		1,150,479
Total Commercial Paper (Cost $3,805,878)		3,805,878
Certificates of Deposit – 22.6%
American Express 2.690%, 04/11/05	100,000	100,000
2.770%, 04/19/05	100,000	100,000
2.780%, 04/20/05	100,000	100,000
2.780%, 04/26/05	50,000	50,000
Bank of Scotland NY 2.680%, 04/03/05 (b)	100,000	100,001
2.730%, 04/14/05 (b)	100,000	99,994
2.760%, 04/19/05	100,000	100,000
1.490%, 05/04/05	55,000	55,000
2.330%, 09/13/05	100,000	99,990
3.320%, 12/09/05	200,000	200,000
Barclays Bank NY 2.950%, 06/14/05	150,000	149,993
2.950%, 06/15/05	50,000	50,001
2.970%, 06/20/05	200,000	200,000
BNP Paribas NY 2.890%, 06/13/05	50,000	49,993
2.975%, 06/22/05	150,000	150,000
Fortis Bank NY 2.690%, 04/11/05	150,000	150,000
HBOS 3.000%, 06/28/05	50,000	49,633
Landesbank Hessen Thueringen 2.000%, 05/17/05	100,000	99,997
1.775%, 06/06/05	50,000	49,999
2.280%, 06/29/05	100,000	99,995
2.275%, 08/08/05	50,000	49,997
2.350%, 10/18/05	100,000	99,995
Natexis Banque 2.645%, 04/26/05	55,000	55,000
2.920%, 06/13/05	100,000	99,989
Nordeutsche Bank NY 1.600%, 05/19/05	50,000	49,999
1.990%, 05/20/05	75,000	74,999
1.850%, 06/07/05	50,000	49,999
Rabobank Nederland NY 2.275%, 06/29/05	50,000	49,997
2.180%, 07/11/05	50,000	49,999

FIRST AMERICAN FUNDS Semiannual Report 2005

Schedule of Investments March 31, 2005 (unaudited)

Prime Obligations Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Royal Bank of Canada NY 2.930%, 06/15/05 (b)	$100,000	$99,979
Societe Generale NY 1.350%, 04/15/05	84,000	83,957
Svenska Handelsbanken NY 2.650%, 04/05/05	100,000	100,000
2.660%, 04/08/05	100,000	100,000
2.000%, 05/23/05	93,000	92,997
2.220%, 07/06/05	50,000	49,998
Wells Fargo Bank 2.790%, 04/15/05	100,000	100,000
UBS Americas 2.660%, 04/08/05	50,000	50,000
Total Certificates of Deposit (Cost $3,311,501)		3,311,501
Extendible Floating Rate Corporate Notes (b) – 11.2%
American Express Credit 2.880%, 04/20/05 (a)	90,000	90,000
Bayerische Landesbank NY 2.840%, 04/24/05 (a)	300,000	300,000
General Electric Capital Corp 2.860%, 04/09/05	300,000	300,000
2.930%, 04/17/05 (a)	200,000	200,000
Goldman Sachs Group 2.910%, 04/15/05 (a)	177,000	177,000
Metlife Global Funding 2.735%, 04/07/05 (a)	85,000	85,000
2.890%, 04/28/05 (a)	95,000	95,000
Morgan Stanley Dean Witter 2.810%, 04/15/05 (a)	100,000	100,000
2.890%, 04/29/05 (a)	95,000	95,000
Wells Fargo Bank 2.780%, 04/15/05 (a)	100,000	100,009
Westlb AG NY 3.093%, 06/30/05 (a)	100,000	100,000
Total Extendible Floating Rate Corporate Notes (Cost $1,642,009)		1,642,009
Extendible Floating Rate Funding Agreements (b) – 7.7%
AI Life Funding Agreement 2.650%, 04/01/05	75,000	75,000
2.650%, 04/01/05	100,000	100,000
AIG Life Funding Agreement 2.670%, 04/01/05	100,000	100,000
2.670%, 04/01/05	100,000	100,000
Allstate Life Insurance Funding Agreement 2.690%, 04/01/05	100,000	100,000
2.860%, 04/15/05	100,000	100,000
Anchor National Life Funding Agreement 3.000%, 04/01/05	75,000	75,000
Sun Life Insurance 3.000%, 04/01/05	75,000	75,000
Transamerica Occidental Funding Agreement 2.840%, 04/01/05	400,000	400,000
Total Extendible Floating Rate Funding Agreements (Cost $1,125,000)		1,125,000

Prime Obligations Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Structured Investment Vehicles – 15.1%
Beta Finance 2.800%, 04/01/05 (a) (b)	$90,000	$89,989
2.820%, 04/01/05 (a) (b)	100,000	99,990
3.035%, 04/01/05 (a) (b)	25,000	25,013
1.500%, 05/19/05 (a)	100,000	99,980
2.370%, 07/29/05 (a)	50,000	49,998
2.300%, 09/12/05 (a)	100,000	99,996
2.735%, 11/17/05 (a)	50,000	49,998
Centauri (CC USA LLC) 3.028%, 04/01/05 (a) (b)	50,000	50,030
2.290%, 08/08/05 (a)	55,000	54,998
Dorada Finance 2.900%, 04/01/05 (a) (b)	50,000	50,017
1.480%, 04/19/05 (a)	53,000	52,995
2.540%, 11/15/05 (a)	50,000	49,997
2.965%, 01/13/06 (a)	50,000	50,000
K2 USA LLC 2.810%, 04/01/05 (a) (b)	180,000	179,984
2.810%, 04/01/05 (a) (b)	80,000	79,993
2.820%, 04/01/05 (a) (b)	50,000	49,999
2.820%, 04/01/05 (a) (b)	50,000	49,995
2.970%, 04/01/05 (a) (b)	45,000	45,019
2.320%, 08/08/05 (a)	50,000	50,000
2.370%, 10/25/05 (a)	50,000	49,997
3.120%, 01/10/06 (a)	50,000	49,996
Links Finance LLC 2.810%, 04/01/05 (a) (b)	100,000	99,991
2.815%, 04/01/05 (a) (b)	100,000	99,992
2.820%, 04/01/05 (a) (b)	100,000	99,991
Sigma Finance 2.805%, 04/01/05 (a) (b)	50,000	49,991
2.808%, 04/01/05 (a) (b)	100,000	99,982
2.810%, 04/01/05 (a) (b)	50,000	49,997
2.815%, 04/01/05 (a) (b)	100,000	99,986
2.845%, 04/01/05 (a) (b)	100,000	100,014
2.910%, 04/01/05 (a) (b)	90,000	90,014
1.500%, 05/20/05 (a)	50,000	49,964
Total Structured Investment Vehicles (Cost $2,217,906)		2,217,906
Corporate Notes – 9.0%
Associates Corp 3.190%, 06/26/05 (b)	120,000	120,000
Bank of America 2.955%, 04/01/05 (b)	200,000	200,000
Bear Stearns 3.025%, 04/01/05 (b)	400,000	400,000
General Electric Capital Corp 6.800%, 11/01/05	50,000	51,122
Goldman Sachs Group 2.955%, 04/01/05 (b)	250,000	250,000
Morgan Stanley Dean Witter 2.930%, 04/15/05 (b)	250,000	250,000
Wells Fargo 7.250%, 08/24/05	50,000	50,906
Total Corporate Notes (Cost $1,322,028)		1,322,028

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

Prime Obligations Fund (concluded)

DESCRIPTION	PAR (000)	VALUE (000)
U.S. Government Agency Obligations – 2.6%
FHLB 1.200%, 04/01/05	$50,000	$50,000
1.660%, 05/16/05	50,000	50,000
2.250%, 09/09/05	30,000	29,986
FNMA 2.820%, 04/01/05 (b)	180,000	180,000
1.270%, 04/25/05	75,000	75,000
Total U.S. Government Agency Obligations (Cost $384,986)		384,986
Euro Time Deposit – 2.6%
National City Time Deposit 2.820%, 04/01/05	383,967	383,967
Total Euro Time Deposit (Cost $383,967)		383,967
Structured Notes – 1.2%
3M 5.674%, 12/12/05 (a)	105,000	107,021
Wachovia Asset Securitization Series 2004-HM2A, Cl AMM 2.840%, 04/25/05 (a) (b)	70,000	70,000
Total Structured Notes (Cost $177,021)		177,021
Repurchase Agreement – 2.0%
UBS Warburg 2.650%, dated 3/31/05, matures 4/1/05, repurchase price $289,730,326 (collateralized by U.S. Treasury obligations: Total market value $295,506,716)	289,709	289,709
Total Repurchase Agreement (Cost $289,709)		289,709
Total Investments – 99.9% (Cost $14,660,005)		14,660,005
Other Assets and Liabilities, Net – 0.1%		17,732
Total Net Assets – 100.0%		$14,677,737

(a)  Security sold within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." These securities have been determined to be liquid under the guidelines established by the funds' board of directors. As of March 31, 2005, the value of these investments was $6,980,233,685 or 47.6% of total net assets.

(b)  Variable Rate Security – The rate shown is the rate in effect as of March 31, 2005. The date shown is the next reset date.

FHLB – Federal Home Loan Bank

FNMA – Federal National Mortgage Association

Tax Free Obligations Fund

DESCRIPTION	PAR (000)	VALUE (000)
Municipal Bonds – 99.7%
Alabama – 0.3%
Birmingham Public Educational Building Authority, Student Housing UAB II, Series A (LOC: Regions Bank) 2.300%, 04/07/05 (a)	$6,000	$6,000
Arizona – 0.3%
Arizona Health Facilities, The Terraces Project, Series B2 (LOC: Sovereign Bank) (LOC: Lloyds TSB Bank) 2.280%, 04/07/05 (a)	5,000	5,000
California – 2.1%
California School Cash Reserve Program Authority (INS: AMBAC) 3.000%, 07/06/05	5,000	5,018
California State Daily Kindergarten, Series B-3 (GO) (LOC: Citibank) (LOC: National Australia) (LOC: State Street) 3.000%, 06/30/05 (a)	34,065	34,158
California Statewide Communities Development Authority, Senior Living Facility (LOC: Sovereign Bank) (LOC: Bank of New York) 2.250%, 04/07/05 (a)	550	550
		39,726
Colorado – 3.9%
Colorado Educational & Cultural Facilities, Mesivta Greater L.A. (LOC: Bank of America) 2.280%, 04/07/05 (a)	5,000	5,000
Colorado General Fund, Tax and Revenue Anticipation Notes 3.000%, 06/27/05	22,500	22,577
Colorado Health Facilities Authority, Bethesda Living Centers (LOC: LaSalle Bank) 2.300%, 04/07/05 (a)	9,000	9,000
Colorado Health Facilities Authority, Covenant Retirement, Series A (LOC: LaSalle Bank) 2.300%, 04/07/05 (a)	12,900	12,900
Colorado Health Facilities Authority, Frasier Meadows Manor Project (LOC: Bank One) 2.280%, 04/07/05 (a)	15,540	15,540
Moffat County Pollution Control (INS: AMBAC) (SPA: J.P. Morgan Chase Bank) 2.320%, 04/07/05 (a)	10,465	10,465
		75,482
Connecticut – 0.4%
Connecticut State Health & Educational Facilities Authority, Yale University, Series V-1 2.300%, 04/01/05 (a)	6,850	6,850
Delaware – 0.4%
Kent County Student Housing, Delaware State University, Series B (LOC: Wachovia Bank) 2.290%, 04/07/05 (a)	7,000	7,000
District of Columbia – 1.0%
District of Columbia, American Society, Series A (LOC: First Union National Bank) 2.290%, 04/07/05 (a)	10,000	10,000
District of Columbia, The Washington Home (LOC: First Union National Bank) 2.280%, 04/07/05 (a)	9,500	9,500
		19,500

FIRST AMERICAN FUNDS Semiannual Report 2005

Schedule of Investments March 31, 2005 (unaudited)

Tax Free Obligations Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Florida – 3.1%
Broward County Educational Facilities Authority, City College (LOC: Citibank) 2.280%, 04/07/05 (a)	$7,825	$7,825
Florida Housing Agency (LOC: KBC Bank) 2.210%, 04/07/05 (a) (b)	6,035	6,035
Florida Municipal Power (CP) (LOC: Wachovia) 2.020%, 05/24/05	14,063	14,063
Highlands County Florida Health Facilities, Adventist Health Systems, Series A (LOC: Suntrust Bank) 2.300%, 04/07/05 (a)	12,100	12,100
Jacksonville Economic Development Community Healthcare Facilities, Series A (LOC: Fortis Banque Belgium) (LOC: J.P. Morgan Chase) 2.300%, 04/07/05 (a)	10,300	10,300
Miami-Dade County Development Authority, Gulliver School Project (LOC: Bank of America) 2.350%, 04/07/05 (a)	3,650	3,650
Temple Terrace, Lifepath Hospice Project (LOC: Suntrust Bank) 2.290%, 04/07/05 (a)	6,000	6,000
		59,973
Georgia – 4.2%
Albany-Dougherty County Hospital Authority, Phoebe Putney Memorial Hospital (INS: AMBAC) (SPA: Suntrust) 2.300%, 04/07/05 (a)	18,880	18,880
Clayton County Georgia Development Authority, Delta Airlines Project, Series A (LOC: General Electric Capital) 2.320%, 04/07/05 (a)	2,450	2,450
Cobb County Development Authority, Presbyterian, Series B (LOC: Allied Irish Bank) 2.290%, 04/07/05 (a)	5,350	5,350
Fulton County Development Authority, Pace Academy Project (LOC: Bank of America) 2.300%, 04/07/05 (a)	1,925	1,925
Fulton County Development Authority, St. George Village (LOC: Bank of America) 2.300%, 04/07/05 (a)	8,500	8,500
Gordon County Georgia Hospital Authority, Adventist Health Systems, Series A (LOC: Suntrust Bank) 2.280%, 04/07/05 (a)	1,180	1,180
Medical Center Hospital Authority, Spring Harbor at Green Island (LOC: Bank of Scotland) 2.280%, 04/07/05 (a)	20,700	20,700
Rockdale County Hospital Authority (LOC: Suntrust Bank) 2.280%, 04/07/05 (a)	10,705	10,705
Thomasville Hospital Authority, J.D. Archbold (LOC: Suntrust Bank) 2.290%, 04/07/05 (a)	12,050	12,050
		81,740

Tax Free Obligations Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Idaho – 0.9%
Boise Idaho Urban Renewal Agency, Capital City (LOC: Bank of America) 2.330%, 04/07/05 (a)	$4,605	$4,605
Idaho Tax Anticipation Notes 3.000%, 06/30/05	10,000	10,034
University of Idaho Foundation Authority (LOC: First Security Bank) 2.310%, 04/07/05 (a) (b)	3,400	3,400
		18,039
Illinois – 13.2%
ABN AMRO Munitops Certificates Trust, Chicago IL (INS:FGIC) (SPA: ABN AMRO Bank) 2.330%, 04/07/05 (a) (b)	20,000	20,000
ABN AMRO Munitops Certificates Trust, llinois State (GO) (INS: MBIA) (SPA: ABN AMRO Bank) 2.330%, 04/07/05 (a) (b)	4,575	4,575
Aurora Economic Development, Aurora Christian School (LOC: Fifth Third Bank) 2.280%, 04/07/05 (a)	7,830	7,830
Aurora Economic Development, Aurora Christian School, Series B (LOC: Fifth Third Bank) 2.280%, 04/07/05 (a)	2,600	2,600
Chicago Project, Series B-1 (INS: FSA) (SPA: Bank One) 2.250%, 04/07/05 (a)	5,000	5,000
Cook County, Catholic Theological University Project (LOC: Harris Trust & Savings) 2.300%, 04/07/05 (a)	4,000	4,000
Elmhurst Joint Community Accredation (LOC: Dexia Credit) 2.270%, 04/07/05 (a)	7,880	7,880
Illinois Development Finance Authority (LOC: Northern Trust) 3.000%, 04/07/05 (a)	3,500	3,500
Illinois Development Finance Authority, Aurora (LOC: Allied Irish Bank, PLC) 2.550%, 04/07/05 (a)	6,740	6,740
Illinois Development Finance Authority, Chinese American Service Project (LOC: LaSalle Bank) 2.300%, 04/07/05 (a)	4,875	4,875
Illinois Development Finance Authority, Lake Forest (LOC: Northern Trust) 2.300%, 04/07/05 (a)	6,255	6,255
Illinois Development Finance Authority, Loyola Academy (LOC: Bank One) 2.300%, 04/07/05 (a)	4,000	4,000
Illinois Development Finance Authority, Mount Carmel High School Project (LOC: Bank One) 2.300%, 04/07/05 (a)	8,400	8,400
Illinois Development Finance Authority, Pollution Control (LOC: Bank One) 2.300%, 04/07/05 (a)	11,300	11,300
Illinois Development Finance Authority, Presbyterian Home Lake, Series A (INS: FSA) (SPA: First Union National Bank) 2.300%, 04/07/05 (a)	7,550	7,550
Illinois Development Finance Authority, Roosevelt University (LOC: J.P. Morgan Chase) 2.300%, 04/07/05 (a)	8,000	8,000

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

Tax Free Obligations Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Illinois Development Finance Authority, Solomon Schechter Day Schools (LOC: LaSalle Bank) 2.300%, 04/07/05 (a)	$5,000	$5,000
Illinois Development Finance Authority, United Way/Crusade Mercy (LOC: LaSalle Bank) 2.300%, 04/07/05 (a)	4,405	4,405
Illinois Educational Facilities Authority, Chicago Zoological Society (LOC: Northern Trust) 2.300%, 04/07/05 (a)	5,000	5,000
Illinois Finance Authority, Illinois Institute of Technology (LOC: Harris Trust & Savings) 2.300%, 04/07/05 (a)	3,100	3,100
Illinois Finance Authority, Kohl Children's Museum (LOC: Fifth Third Bank) 2.300%, 04/07/05 (a)	2,680	2,680
Illinois Finance Authority, Merit School of Music Project (LOC: LaSalle Bank) 2.310%, 04/07/05 (a)	4,000	4,000
Illinois Finance Authority, Rest Haven Christian, Series B (LOC: KBC Bank) 2.310%, 04/07/05 (a)	3,170	3,170
Illinois Finance Authority, Rest Haven Christian, Series C (LOC: KBC Bank) 2.310%, 04/07/05 (a)	7,245	7,245
Illinois Finance Authority, Richard Driehaus Museum (LOC: Northern Trust) 2.300%, 04/07/05 (a)	2,400	2,400
Illinois Health Facilities Authority Lifelink (LOC: J.P. Morgan Chase) 2.300%, 04/07/05 (a)	7,750	7,750
Illinois Health Facilities Authority, Franciscan Eldercare, Series C (LOC: LaSalle Bank) 2.300%, 04/07/05 (a)	11,000	11,000
Illinois Health Facilities Authority, Franciscan Eldercare, Series E (LOC: LaSalle Bank) 2.300%, 04/07/05 (a)	5,660	5,660
Illinois Health Facilities Authority, Gottlieb Health (LOC: Harris Trust & Savings) 2.280%, 04/07/05 (a)	6,200	6,200
Illinois Health Facilities, Central Baptist Home, Series B (LOC: Allied Irish Bank, PLC) 2.310%, 04/07/05 (a)	3,120	3,120
Illinois Health Facilities, Lutheran Home and Services (LOC: Fifth Third Bank) 2.330%, 04/07/05 (a)	14,020	14,020
Illinois Health Facilities, Lutheran Home and Services Project (LOC: Allied Irish Bank, PLC) 2.310%, 04/07/05 (a)	2,200	2,200
Illinois Health Facilities, Series C (LOC: LaSalle Bank) 2.300%, 04/07/05 (a)	4,040	4,040
Illinois State Toll Highway Authority (INS: FSA) (SPA: LandesBank – Hessen-THRGN) 2.250%, 04/07/05 (a)	18,500	18,500
2.250%, 04/07/05 (a)	13,100	13,100

Tax Free Obligations Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Macon County – Milikin University (INS: AMBAC) (SPA: Bank One) 2.300%, 04/07/05 (a)	$4,400	$4,400
Northern Cook County Illinois Solid Waste Agency (LOC: Northern Trust) 2.330%, 04/07/05 (a)	5,600	5,600
St. Clair County, McKendree College Project (LOC: Bank of America) 2.305%, 04/07/05 (a)	6,470	6,470
Yorkville, MPI Grande Project (LOC: LaSalle Bank) 2.300%, 04/07/05 (a)	3,205	3,205
		254,770
Indiana – 6.9%
Evansville Economic Development, Good Samaritan Home (LOC: Fifth Third Bank) 2.330%, 04/07/05 (a)	6,955	6,955
Fort Wayne Industries Economic Development, Lutheran Homes Project (LOC: Fifth Third Bank) 2.380%, 04/07/05 (a)	5,325	5,325
Indiana Development Financing Authority, Educational Facilities Heritage School Project (LOC: LaSalle Bank) 2.300%, 04/07/05 (a)	8,650	8,650
Indiana Health Facilities Financing Authority, Baptist Homes (LOC: LaSalle Bank) 2.300%, 04/07/05 (a)	9,135	9,135
Indiana Health Facilities Financing Authority, Henry County Memorial Hospital (LOC: Fifth Third Bank) 2.360%, 04/07/05 (a)	19,035	19,035
Indiana Health Facilities Financing Authority, Major Hospital Project (LOC: Bank One) 2.340%, 04/07/05 (a)	9,700	9,700
Indiana Health Facilities Financing Authority, Westview Hospital (LOC: Fifth Third Bank) 2.320%, 04/07/05 (a)	14,420	14,420
Indiana Bond Bank, Series A 3.250%, 01/26/06	22,500	22,672
Indianapolis Public Improvement Bond Bank, Series A 3.000%, 07/06/05	36,125	36,222
		132,114
Iowa – 0.2%
Iowa Financial Retirement Authority, Wesley Retirement Services (LOC: Wells Fargo Bank) 2.280%, 04/07/05 (a)	4,000	4,000
Kansas – 1.3%
Prairie Village Revenue, Claridge Court (LOC: LaSalle Bank) 2.300%, 04/07/05 (a)	9,170	9,170
Wichita, Series 213 (GO) 3.000%, 08/04/05	15,000	15,053
		24,223
Kentucky – 0.9%
Lexington-Fayette Urban County Government, Residential Facilities, Richmond Place Association Project (LOC: Bank of America) 1.070%, 04/01/05	2,630	2,630

FIRST AMERICAN FUNDS Semiannual Report 2005

Schedule of Investments March 31, 2005 (unaudited)

Tax Free Obligations Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Middletown Educational Building, Christian Project (LOC: J.P. Morgan Chase) 2.300%, 04/07/05 (a)	$14,300	$14,300
		16,930
Louisiana – 2.2%
State of Louisiana (CP) (INS: AMBAC) (SPA: CSFB) 1.870%, 04/05/05	30,125	30,125
2.010%, 05/24/05	12,100	12,100
		42,225
Maryland – 1.7%
Carroll County, Fairhaven & Copper, Series B (LOC: LaSalle Bank) 2.300%, 04/07/05 (a)	13,375	13,375
Gaithersburg Economic Development, Asbury Methodist (LOC: KBC Bank) 2.310%, 04/07/05 (a)	4,000	4,000
Gaithersburg Economic Development, Asbury Methodist, Series A (INS: MBIA) 2.280%, 04/07/05 (a)	15,210	15,210
		32,585
Massachusetts – 3.0%
Massachusetts Development Financing Agency, Senior Living Facility, New England Deaconess Association (LOC: Lloyd's TSB Bank) 2.280%, 04/07/05 (a)	15,495	15,495
Massachusetts Health & Educational Facilities Authority, Hallmark Health Systems, Series B (INS: FSA, GO of Institution) (SPA: Fleet National Bank) 2.280%, 04/07/05 (a)	11,725	11,725
State of Massachusetts, Series B (SPA: Landesbank – Hessen-THRGN) (GO) 2.300%, 04/07/05 (a)	19,995	19,995
State of Massachusetts, Series C (GO) (SPA: State Street B&T) 2.300%, 04/07/05 (a)	10,725	10,725
		57,940
Michigan – 4.3%
Detroit Sewage Disposal, Series E (INS: FGIC) 1.550%, 08/04/05	11,790	11,790
Georgetown Township Economic Development, Sunset Manor Project (LOC: LaSalle Bank) 2.280%, 04/07/05 (a)	4,000	4,000
Hannahville Indian Community Finance, Series A (LOC: National City) 2.410%, 04/07/05 (a) (b)	700	700
Michigan Municipal Bond Authority, Series B-1 3.000%, 08/19/05	3,500	3,519
State of Michigan (CP) 2.200%, 10/05/05	30,080	30,080
State of Michigan Strategic Fund, Lutheran Social Services (LOC: National City Bank) 2.340%, 04/07/05 (a)	18,775	18,775
Wayne Charter County (LOC: Allied Irish Bank, PLC) 2.310%, 04/07/05 (a)	13,825	13,825
		82,689

Tax Free Obligations Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Minnesota – 2.9%
Eden Prairie, Multifamily Housing Authority 2.350%, 04/07/05 (a)	$14,105	$14,105
Mendota Heights Revenue, St. Thomas Academy Project (LOC: Allied Irish Bank, PLC) 2.280%, 04/07/05 (a)	1,865	1,865
Minnesota State Higher Educational FaciIities Bethel College, Credit Support: (GO of Institution) (LOC: Allied Irish Bank, PLC) 2.350%, 04/07/05 (a)	4,745	4,745
Minnesota State Higher Educational Facilities, Bethel College, Series 5 (LOC: Allied Irish Bank, PLC) 2.350%, 04/07/05 (a)	1,000	1,000
University of Minnesota, Series A (GO of University) (SPA: Landesbank Hessen-THRGN) 2.300%, 04/07/05 (a)	34,790	34,790
		56,505
Mississippi – 1.4%
Medical Center Educational Building, Adult Hospital (INS: AMBAC) (SPA: Amsouth Bank) 2.270%, 04/07/05 (a)	26,700	26,700
Missouri – 2.2%
ABN AMRO Munitops Certificates (INS: FGIC) (SPA: ABN AMRO Bank) 2.320%, 04/07/05 (a) (b)	9,435	9,435
Jackson County Missouri Industrial Development Authority, YMCA Greater Kansas City (LOC: Bank of America) 2.350%, 04/07/05 (a)	7,400	7,400
Missouri State Health & Educational Facilties (LOC: Bank One) 2.290%, 04/07/05 (a)	9,195	9,195
St. Louis County Industrial Development Authority, Friendship Village, Series B (LOC: LaSalle Bank) 2.300%, 04/07/05 (a)	4,725	4,725
St. Louis County Industrial Development Authority, Friendship Village South, Series B (LOC: LaSalle Bank) 2.300%, 04/07/05 (a)	5,615	5,615
St. Louis County Industrial Development Authority, Friendship Village West (LOC: LaSalle Bank) 2.300%, 04/07/05 (a)	6,000	6,000
		42,370
Montana – 0.7%
Montana State Health Facilities Authority (INS: AMBAC) 2.410%, 04/07/05 (a) (b)	13,830	13,830
Nevada – 1.1%
ABN AMRO Munitops Certificates Trust, Nevada State (GO) (INS: MBIA) (SPA: ABN AMRO Bank) 2.330%, 04/07/05 (a) (b)	8,500	8,500
ABN AMRO Munitops Certificates Trust, Nevada State (GO) (INS: FGIC) (SPA: ABN AMRO Bank) 2.330%, 04/07/05 (a) (b)	12,640	12,640
		21,140

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

Tax Free Obligations Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
New York – 0.8%
New York City Transitional Financing Authority, Recovery, Series 3-3B (SPA: Bank of New York) 2.320%, 04/01/05 (a)	$15,290	$15,290
North Carolina – 1.5%
North Carolina Student Housing, Fayetteville University (LOC: Wachovia Bank) 2.290%, 04/07/05 (a)	9,665	9,665
North Carolina Student Housing, NCCU Real Estate, Series A (LOC: Wachovia Bank) 2.290%, 04/07/05 (a)	9,375	9,375
North Carolina Wolfpack Club Project (LOC: Bank of America) 2.300%, 04/07/05 (a)	10,200	10,200
		29,240
North Dakota – 0.2%
Mercer County Pollution Control (LOC: LaSalle Bank) 2.300%, 04/07/05 (a)	3,600	3,600
Ohio – 4.6%
ABN AMRO Munitops Certificates Trust, Westerville Ohio County School (INS: MBIA) (SPA: ABN AMRO Bank) 2.320%, 04/07/05 (a) (b)	4,000	4,000
Akron Bath Copley, Summa Health Systems, Series B (LOC: Bank One) 2.290%, 04/07/05 (a)	6,250	6,250
Cuyahoga County Continuing Care Facilities (LOC: LaSalle Bank) 2.300%, 04/07/05 (a)	5,380	5,380
Franklin County Health Care Facilities (LOC: National City Bank) 2.310%, 04/07/05 (a)	3,700	3,700
Franklin County Health Care Facilities, Friendship Village Dublin, Series B (LOC: LaSalle Bank) 2.300%, 04/07/05 (a)	5,000	5,000
Franklin County Health Care Facilities, Presbyterian, Series B (LOC: National City Bank) 2.320%, 04/07/05 (a)	5,000	5,000
Franklin County Health Care Facilities Revenue, Mother Angeline McCrory Project (LOC: Allied Irish Bank, PLC) 2.330%, 04/07/05 (a)	16,690	16,690
Logan County Ohio Healthcare Facilities (LOC: Fifth Third Bank) 2.380%, 04/07/05 (a)	10,740	10,740
Lucas County Ohio Facilities Improvement, Toledo Society (LOC: Fifth Third Bank) 2.170%, 04/07/05 (a)	9,200	9,200
Middleburg Heights Hospital Improvement Revenue (LOC: Fifth Third Bank) 2.310%, 04/07/05 (a)	2,300	2,300
Ohio State Higher Education Facilities, Lake Erie (LOC: Fifth Third Bank) 2.310%, 04/07/05 (a)	12,515	12,515
Pike County Health Care Facilities, Hill View (LOC: Fifth Third Bank) 2.280%, 04/07/05 (a)	8,275	8,275
		89,050

Tax Free Obligations Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Oklahoma – 0.6%
Oklahoma Authority Revenue, American Cancer Society Project (LOC: Bank of America) 2.350%, 04/07/05 (a)	$2,780	$2,780
Tulsa Industrial Authority Revenue Floating 2.320%, 04/07/05 (a) (b)	7,970	7,970
		10,750
Oregon – 1.3%
Oregon State, Series A 3.000%, 06/30/05 (a)	25,650	25,727
Rhode Island – 0.4%
Rhode Island Health & Education Revenue, Jewish Services Agency (LOC: Bank of New York) 2.280%, 04/07/05 (a)	6,750	6,750
South Carolina – 3.9%
ABN AMRO Munitops Certificates Trust (GO) (INS: FSA SCSDE) (SPA: ABN AMRO Bank) 2.330%, 04/07/05 (a) (b)	14,000	14,000
ABN AMRO Munitops Certificates Trust, South Carolina Transportation Infrastructure (INS: AMBAC) (SPA: ABN AMRO Bank) 2.330%, 04/07/05 (a) (b)	12,100	12,100
Charleston SC Waterworks and Sewer, Series A (SPA: Bank of America) 2.320%, 04/07/05 (a)	8,665	8,665
Horry County School District (GO) (INS: SCDSE) 3.500%, 09/01/05	24,915	25,090
Spartanburg County School District #1 (INS: SCDSE) 2.250%, 05/12/05	7,000	7,007
State of South Carolina (GO) 2.000%, 04/01/05	8,500	8,500
		75,362
Tennessee – 2.0%
Chattanooga Health Education & Housing Facilities, Phase I, Series A (LOC: First Union National Bank) 2.290%, 04/07/05 (a)	8,100	8,100
Chattanooga Health Education & Housing Facilities, Tuff/Chattanooga Housing Project (LOC: Wachovia Bank) 2.290%, 04/07/05 (a)	9,900	9,900
Jefferson City Health & Educational Facilities, Carson Newman College (LOC: Suntrust) 2.290%, 04/07/05 (a)	10,000	10,000
Met Government Nashville & Davidson (LOC: Societe Generale) 2.200%, 04/07/05 (a) (b)	7,035	7,035
Rutherford County Industrial Developement – Square D Company (LOC: Societe Generale) 2.300%, 04/07/05 (a)	4,100	4,100
		39,135
Texas – 15.5%
ABN AMRO Munitops Certificates Trust, Comal Texas (Credit: PSF-GTD) (SPA: ABN AMRO Bank) 2.330%, 04/07/05 (a) (b)	10,002	10,002
ABN AMRO Munitops Certificates Trust, Frisco Texas School District (Credit: PSF-GTD) (SPA: ABN AMRO Bank) 2.120%, 06/08/05 (a) (b)	9,695	9,695

FIRST AMERICAN FUNDS Semiannual Report 2005

Schedule of Investments March 31, 2005 (unaudited)

Tax Free Obligations Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
ABN AMRO Munitops Certificates Trust, Irving Texas (Credit: PSF-GTD) (SPA: ABN AMRO Bank) 2.330%, 04/07/05 (a) (b)	$11,390	$11,390
ABN AMRO Munitops Certificates Trust, Williamson County Texas (INS: FSA) (SPA: ABN AMRO Bank) 2.330%, 04/07/05 (a) (b)	10,395	10,395
Bexar County Health Facilities, Air Force Village (LOC: Bank of America) 2.280%, 04/07/05 (a)	5,000	5,000
Dallas Area Rapid Transit (CP) 2.080%, 05/03/05	13,000	13,000
2.300%, 05/10/05	9,800	9,800
Galena Park Independent School District (GTY: TXPSF) 2.320%, 04/07/05 (a) (b)	20,965	20,965
Harris County Texas Health Facilities Development, Seven Acres Jewish Senior Care (LOC: J.P. Morgan Chase) 2.330%, 04/07/05 (a)	19,000	19,000
HFDC Central Texas, Village De San Antonio, Series C (LOC: KBC Bank) 2.310%, 04/07/05 (a)	2,200	2,200
Houston Health Facilities, Buckingham Senior Living, Series C (LOC: LaSalle Bank) 2.300%, 04/07/05 (a)	44,190	44,190
Kendall County Texas Health Facilities, Morningside Ministries (LOC: Bank One) 2.370%, 04/07/05 (a)	15,000	15,000
Midland County Texas Health Facilities, Manor Park Project (LOC: Wells Fargo Bank) 2.360%, 04/07/05 (a)	17,860	17,860
Northeast Independent School District (Credit: PSF-GTD) (Liquidity: Societe Generale) 2.320%, 04/07/05 (a) (b)	26,515	26,515
Texas Tax & Revenue Anticipation Notes 3.000%, 08/31/05	60,000	60,323
University of Texas (CP) 2.050%, 05/11/05	7,650	7,650
2.000%, 05/23/05	10,000	10,000
2.100%, 07/11/05	5,404	5,404
		298,389
Virginia – 2.1%
Alexandria Industirial Development Authority, Goodwin House (LOC: Wachovia Bank) 2.270%, 04/01/05 (a)	35,100	35,100
Norfolk Redevelopment & Housing Authority, Old Dominion University Project, Series B (LOC: Bank of America) 2.300%, 04/07/05 (a)	6,000	6,000
		41,100
Washington – 3.0%
ABN AMRO Munitops Certificates Trust, Washington State (GO) (INS: MBIA-IBC) (SPA: ABN AMRO Bank) 2.330%, 04/07/05 (a) (b)	14,000	14,000
Washington State Higher Educational Facilities, Cornish College Arts Project, Series A (LOC: Bank of America) 2.350%, 04/07/05 (a)	6,160	6,160

Tax Free Obligations Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Washington State Higher Educational Facilities, Seattle Pacific University, Series A (LOC: Bank of America) 2.300%, 04/07/05 (a)	$22,800	$22,800
Washington State Housing Financial Nonprofit Revenue, Open Window School Project (LOC: Bank of America) 2.350%, 04/07/05 (a)	6,600	6,600
Washington State Public Power Supply, Nuclear Project #1, Series 1A-1 (LOC: Bank of America) 2.280%, 04/07/05 (a)	9,000	9,000
		58,560
West Virginia – 0.2%
Monongalia County, Trinity Christian School (LOC: Fifth Third Bank) 2.280%, 04/07/05 (a)	4,530	4,530
West Virginia State Hospital Financing Authority, Pallottine Health, Series A1 (LOC: Bank One) 2.300%, 04/07/05 (a)	140	140
		4,670
Wisconsin – 4.1%
Wisconsin Clean Water, Series 2 (INS: MBIA) 5.000%, 06/01/05	4,840	4,869
Wisconsin Health & Educational Facilities, Aurora Health Care, Series C (LOC: KBC Bank) (LOC: Bank of Nova Scotia) 2.280%, 04/07/05 (a)	36,520	36,520
Wisconsin Health & Educational Facilities, Community Health, Series B (LOC: Fifth Third Bank) 2.280%, 04/07/05 (a)	5,000	5,000
Wisconsin State Health & Education Facilties (LOC: Marshall & Illsley) 2.310%, 04/07/05 (a)	13,490	13,490
Wisconsin State Health and Educational Facilities, Felician Services, Series A (INS: AMBAC) (SPA: Bank One) 2.280%, 04/07/05 (a)	75	75
Wisconsin State Health and Educational Facilities, Lindengrove, Series B (LOC: Bank One) 2.310%, 04/07/05 (a)	7,310	7,310
Wisconsin State Health and Educational Facilities, Watertown Memorial Hospital Project (LOC: Bank One) 2.310%, 04/07/05 (a)	4,180	4,180
Wisconsin State Health Marshfield (LOC: Morgan Guaranty) 2.300%, 04/07/05 (a)	8,000	8,000
		79,444
Multistate – 0.9%
Clipper Tax-Exempt Trust 2.400%, 04/07/05 (a) (b)	17,005	17,005
Total Municipal Bonds (Cost $1,921,403)		1,921,403

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

Tax Free Obligations Fund (concluded)

DESCRIPTION	SHARES	VALUE (000)
Money Market Fund – 0.1%
AIM Tax Free Investments Company	1,405,689	$1,406
Total Money Market Fund (Cost $1,406)		1,406
Total Investments – 99.8% (Cost $1,922,809)		1,922,809
Other Assets and Liabilities, Net – 0.2%		4,416
Total Net Assets – 100.0%		$1,927,225

(a)  Variable Rate Security – The rate shown is the rate in effect as of March 31, 2005.

(b)  Security sold within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." These securities have been determined to be liquid under the guidelines established by the Funds' board of directors. As of March 31, 2005, the value of these investments was $223,222,000 or 11.6% of total net assets.

AMBAC – American Municipal Bond Assurance Company

CP – Commercial Paper

CSFB – Credit Suisse First Boston

FGIC – Financial Guaranty Insurance Corporation

FSA – Financial Security Assistance

GO – General Obligation

GTD – Guaranteed

GTY – Guaranty

IBC – Insured Bond Certificate

INS – Insured

LOC – Letter of Credit

MBIA – Municipal Bond Insurance Association

PLC – Public Liability Company

PSF – Permanent School Fund

SCDSE – South Carolina School District Enhancement Program

SPA – Standby Purchase Agreement

THRGN – Landesbank Hesen – Thuringen Bank

TXPSF – Texas Permanent School Fund

Treasury Obligations Fund

DESCRIPTION	PAR (000)	VALUE (000)
U.S. Treasury Obligations – 14.4%
U.S. Treasury Bills (a) 2.671%, 05/19/05	$125,000	$124,616
2.747%, 06/09/05	100,000	99,521
2.847%, 07/14/05	200,000	198,495
U.S. Treasury Notes 1.250%, 05/31/05	270,000	269,765
1.125%, 06/30/05	65,000	64,856
6.500%, 08/15/05	50,000	50,793
2.000%, 08/31/05	60,000	59,997
1.625%, 09/30/05	135,000	134,638
1.625%, 10/31/05	50,000	49,840
5.750%, 11/15/05	50,000	51,067
1.875%, 11/30/05	175,000	174,183
1.875%, 01/31/06	60,000	59,528
Total U.S. Treasury Obligations (Cost $1,337,299)		1,337,299
Repurchase Agreements – 85.8%
ABN AMRO 2.650%, dated 3/31/05, matures 4/1/05, repurchase price $2,125,156,424 (collateralized by U.S. Treasury obligations: Total market value $2,167,500,135)	2,125,000	2,125,000
Bank of America 2.650%, dated 3/31/05, matures 4/1/05, repurchase price $200,014,722 (collateralized by U.S. Treasury obligations: Total market value $204,000,125)	200,000	200,000
Bear Stearns 2.650%, dated 3/31/05, matures 4/1/05, repurchase price $1,300,095,694 (collateralized by U.S. Treasury obligations: Total market value $1,330,615,590)	1,300,000	1,300,000
BNP Paribas 2.640%, dated 3/31/05, matures 4/1/05, repurchase price $200,014,667 (collateralized by U.S. Treasury obligations: Total market value $204,000,252)	200,000	200,000
Deutsche Bank 2.680%, dated 3/31/05, matures 4/1/05, repurchase price $250,018,611 (collateralized by U.S. Treasury obligations: Total market value $255,001,270)	250,000	250,000
Goldman Sachs 2.650%, dated 3/31/05, matures 4/1/05, repurchase price $350,025,764 (collateralized by U.S. Treasury obligations: Total market value $357,000,561)	350,000	350,000
Greenwich Capital 2.650%, dated 3/31/05, matures 4/1/05, repurchase price $550,040,486 (collateralized by U.S. Treasury obligations: Total market value $561,000,734)	550,000	550,000
Morgan Stanley 2.680%, dated 3/31/05, matures 4/1/05, repurchase price $950,070,722 (collateralized by U.S. Treasury obligations: Total market value $969,000,329)	950,000	950,000
Societe Generale 2.660%, dated 3/31/05, matures 4/1/05, repurchase price $100,007,389 (collateralized by U.S. Treasury obligations: Total market value $102,017,364)	100,000	100,000

FIRST AMERICAN FUNDS Semiannual Report 2005

Schedule of Investments March 31, 2005 (unaudited)

Treasury Obligations Fund (concluded)

DESCRIPTION	PAR (000)	VALUE (000)
UBS Warburg 2.650%, dated 3/31/05, matures 4/1/05, repurchase price $1,357,435,915 (collateralized by U.S. Treasury obligations: Total market value $1,384,485,831)	$1,357,336	$1,357,336
Wachovia Capital 2.660%, dated 3/31/05, matures 4/1/05, repurchase price $200,014,778 (collateralized by U.S. Treasury obligations: Total market value $204,001,184)	200,000	200,000
Wachovia Securities 2.680%, dated 3/31/05, matures 4/1/05, repurchase price $400,029,778 (collateralized by U.S. Treasury obligations: Total market value $408,000,800)	400,000	400,000
Total Repurchase Agreements (Cost $7,982,336)		7,982,336
Total Investments – 100.2% (Cost $9,319,635)		9,319,635
Other Assets and Liabilities, Net – (0.2)%		(15,112)
Total Net Assets – 100.0%		$9,304,523

(a)  Yield shown is the effective yield as of March 31, 2005.

Treasury Reserve Fund

DESCRIPTION	PAR (000)	VALUE (000)
U.S. Treasury Obligations – 12.7%
U.S. Treasury Bills (a) 2.300%, 05/19/05	$15,000	$14,954
U.S. Treasury Notes 1.250%, 05/31/05	30,000	29,970
1.125%, 06/30/05	10,000	9,978
6.500%, 08/15/05	10,000	10,159
1.625%, 09/30/05	25,000	24,934
1.625%, 10/31/05	10,000	9,968
5.750%, 11/15/05	5,000	5,106
1.875%, 11/30/05	20,000	19,908
1.875%, 01/31/06	5,000	4,961
Total U.S. Treasury Obligations (Cost $129,938)		129,938
Repurchase Agreements – 87.5%
ABN AMRO 2.650%, dated 3/31/05, matures 4/1/05, repurchase price $100,007,361 (collateralized by U.S. Treasury obligations: Total market value $102,000,951)	100,000	100,000
Bank of America 2.650%, dated 3/31/05, matures 4/1/05, repurchase price $100,007,361 (collateralized by U.S. Treasury obligations: Total market value $102,000,000)	100,000	100,000
Bear Stearns 2.650%, dated 3/31/05, matures 4/1/05, repurchase price $200,014,722 (collateralized by U.S. Treasury obligations: Total market value $205,783,045)	200,000	200,000
Goldman Sachs 2.650%, dated 3/31/05, matures 4/1/05, repurchase price $200,014,722 (collateralized by U.S. Treasury obligations: Total market value $204,000,964)	200,000	200,000
Greenwich Capital 2.650%, dated 3/31/05, matures 4/1/05, repurchase price $200,014,722 (collateralized by U.S. Treasury obligations: Total market value $204,004,490)	200,000	200,000
UBS Warburg 2.650%, dated 3/31/05, matures 4/1/05, repurchase price $94,927,987 (collateralized by U.S. Treasury obligations: Total market value $96,820,212)	94,921	94,921
Total Repurchase Agreements (Cost $894,921)		894,921
Total Investments – 100.2% (Cost $1,024,859)		1,024,859
Other Assets and Liabilities, Net – (0.2)%		(1,689)
Total Net Assets – 100.0%		$1,023,170

(a)  Yield shown is the effective yield as of March 31, 2005.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

Schedule of Investments March 31, 2005 (unaudited)

U.S. Treasury Money Market Fund

DESCRIPTION	PAR (000)/SHARES	VALUE (000)
U.S. Treasury Obligations – 100.0%
U.S. Treasury Bills (a) 2.330%, 04/07/05	$22,500	$22,491
2.447%, 04/14/05	36,500	36,468
2.390%, 04/21/05	31,300	31,258
2.457%, 04/28/05	20,000	19,963
2.550%, 05/05/05	15,500	15,463
2.400%, 05/12/05	47,500	47,370
2.458%, 05/19/05	11,200	11,163
2.445%, 05/26/05	9,000	8,967
2.575%, 06/02/05	9,000	8,960
2.600%, 06/09/05	15,000	14,926
2.747%, 06/16/05	10,500	10,439
2.727%, 06/23/05	10,000	9,937
2.652%, 07/07/05	14,000	13,900
2.858%, 08/04/05	13,000	12,871
2.898%, 08/18/05	11,000	10,877
2.995%, 09/01/05	5,000	4,936
3.003%, 09/08/05	7,000	6,907
Total U.S. Treasury Obligations (Cost $286,896)		286,896
Money Market Fund – 0.2%
Goldman Sachs Financial Square Tax Exempt (Cost $667)	667,023	667
Total Investments – 100.2% (Cost $287,563)		287,563
Other Assets and Liabilities, Net – (0.2)%		(549)
Total Net Assets – 100.0%		$287,014

(a)  Yield shown is the effective yield as of March 31, 2005.

FIRST AMERICAN FUNDS Semiannual Report 2005

Statements of Assets and Liabilities March 31, 2005 (unaudited), in thousands, except per share data

	Government Obligations Fund	Prime Obligations Fund	Tax Free Obligations Fund
ASSETS:
Investments in securities, at amortized cost*	$2,514,601	$14,370,296	$1,922,809
Repurchase agreements, at amortized cost	2,496,084	289,709	-
Cash	6	994	3
Receivable for dividends and interest	5,108	47,712	7,476
Receivable for capital shares sold	13	3,315	-
Prepaid expenses and other assets	46	117	38
Total assets	5,015,858	14,712,143	1,930,326
LIABILITIES:
Dividends payable	7,283	27,062	2,382
Payable for investment securities purchased	99,187	-	-
Payable upon return of securities loaned	838,050	-	-
Payable for capital shares redeemed	-	540	-
Payable to affiliates	718	3,190	352
Payable for distribution and shareholder servicing fees	970	3,328	353
Accrued expenses and other liabilities	46	286	14
Total liabilities	946,254	34,406	3,101
Net assets	$4,069,604	$14,677,737	$1,927,225
COMPOSITION OF NET ASSETS:
Portfolio capital	$4,069,644	$14,677,565	$1,927,235
Undistributed (distributions in excess of) net investment income	(27)	172	9
Accumulated net realized gain (loss) on investments	(13)	-	(19)
Net assets	$4,069,604	$14,677,737	$1,927,225
* Including securities loaned, at amortized cost	$821,426	-	-
Class A:
Net assets	$164,708	$1,036,448	$130,202
Shares issued and outstanding ($0.01 par value - 5 billion authorized)	164,639	1,036,488	130,238
Net asset value, offering price, and redemption price per share	$1.00	$1.00	$1.00
Class B:
Net assets	-	$11,416	-
Shares issued and outstanding ($0.01 par value - 20 billion authorized)	-	11,420	-
Net asset value, offering price, and redemption price per share	-	$1.00	-
Class C:
Net assets	-	$13,570	-
Shares issued and outstanding ($0.01 par value - 1 billion authorized)	-	13,570	-
Net asset value, offering price, and redemption price per share	-	$1.00	-
Class D:
Net assets	$953,290	$598,816	$25,403
Shares issued and outstanding ($0.01 par value - 20 billion authorized)	953,308	598,823	25,403
Net asset value, offering price, and redemption price per share	$1.00	$1.00	$1.00
Class I:
Net assets	-	$1,492,759	-
Shares issued and outstanding ($0.01 par value - 20 billion authorized)	-	1,492,798	-
Net asset value, offering price, and redemption price per share	-	$1.00	-
Class Y:
Net assets	$2,335,489	$4,991,636	$858,889
Shares issued and outstanding ($0.01 par value - 20 billion authorized)	2,335,595	4,991,558	858,894
Net asset value, offering price, and redemption price per share	$1.00	$1.00	$1.00
Class Z:
Net assets	$322,347	$3,495,264	$686,188
Shares issued and outstanding ($0.01 par value - 20 billion authorized)	322,349	3,495,276	686,204
Net asset value, offering price, and redemption price per share	$1.00	$1.00	$1.00
Piper Jaffray:
Net assets	$293,770	$3,037,828	$226,543
Shares issued and outstanding ($0.01 par value - 20 billion authorized)	293,839	3,037,826	226,561
Net asset value, offering price, and redemption price per share	$1.00	$1.00	$1.00

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

	Treasury Obligations Fund	Treasury Reserve Fund	U.S. Treasury Money Market Fund
ASSETS:
Investments in securities, at amortized cost*	$1,337,299	$129,938	$287,563
Repurchase agreements, at amortized cost	7,982,336	894,921	-
Cash	1	-	1
Receivable for dividends and interest	5,134	620	2
Receivable for capital shares sold	-	-	-
Prepaid expenses and other assets	60	34	12
Total assets	9,324,830	1,025,513	287,578
LIABILITIES:
Dividends payable	15,810	1,470	448
Payable for investment securities purchased	-	-	-
Payable upon return of securities loaned	-	-	-
Payable for capital shares redeemed	8	-	-
Payable to affiliates	1,676	165	42
Payable for distribution and shareholder servicing fees	2,673	689	58
Accrued expenses and other liabilities	140	19	16
Total liabilities	20,307	2,343	564
Net assets	$9,304,523	$1,023,170	$287,014
COMPOSITION OF NET ASSETS:
Portfolio capital	$9,304,590	$1,023,177	$287,022
Undistributed (distributions in excess of) net investment income	(5)	(8)	-
Accumulated net realized gain (loss) on investments	(62)	1	(8)
Net assets	$9,304,523	$1,023,170	$287,014
* Including securities loaned, at amortized cost	-	-	-
Class A:
Net assets	$1,050,794	$1,023,170	$114
Shares issued and outstanding ($0.01 par value - 5 billion authorized)	1,050,769	1,023,194	114
Net asset value, offering price, and redemption price per share	$1.00	$1.00	$1.00
Class B:
Net assets	-	-	-
Shares issued and outstanding ($0.01 par value - 20 billion authorized)	-	-	-
Net asset value, offering price, and redemption price per share	-	-	-
Class C:
Net assets	-	-	-
Shares issued and outstanding ($0.01 par value - 1 billion authorized)	-	-	-
Net asset value, offering price, and redemption price per share	-	-	-
Class D:
Net assets	$4,833,067	-	$18,825
Shares issued and outstanding ($0.01 par value - 20 billion authorized)	4,833,117	-	18,825
Net asset value, offering price, and redemption price per share	$1.00	-	$1.00
Class I:
Net assets	-	-	-
Shares issued and outstanding ($0.01 par value - 20 billion authorized)	-	-	-
Net asset value, offering price, and redemption price per share	-	-	-
Class Y:
Net assets	$2,710,148	-	$266,122
Shares issued and outstanding ($0.01 par value - 20 billion authorized)	2,710,179	-	266,130
Net asset value, offering price, and redemption price per share	$1.00	-	$1.00
Class Z:
Net assets	$667,529	-	$1,953
Shares issued and outstanding ($0.01 par value - 20 billion authorized)	667,529	-	1,953
Net asset value, offering price, and redemption price per share	$1.00	-	$1.00
Piper Jaffray:
Net assets	$42,985	-	-
Shares issued and outstanding ($0.01 par value - 20 billion authorized)	42,985	-	-
Net asset value, offering price, and redemption price per share	$1.00	-	-

FIRST AMERICAN FUNDS Semiannual Report 2005

Statements of Operations For the six months ended March 31, 2005 (unaudited), in thousands

	Government Obligations Fund	Prime Obligations Fund	Tax Free Obligations Fund
INVESTMENT INCOME:
Interest	$42,126	$179,363	$17,129
Securities lending	81	-	-
Total investment income	42,207	179,363	17,129
EXPENSES:
Investment advisory fees	1,913	7,976	974
Co-administration fees and expenses (including transfer agency fees)	2,755	12,881	1,457
Custodian fees	191	798	97
Directors' fees	47	200	18
Registration fees	42	70	40
Printing	43	185	17
Professional fees	84	410	36
Other	65	276	26
Distribution and shareholder servicing fees – Class A	409	3,133	419
Distribution and shareholder servicing fees – Class B	-	65	-
Distribution and shareholder servicing fees – Class C	-	69	-
Distribution and shareholder servicing fees – Class D	1,878	1,331	36
Distribution and shareholder servicing fees – Piper Jaffray	750	7,954	556
Shareholder servicing fees – Class I	-	1,543	-
Shareholder servicing fees – Class Y	2,384	6,379	1,066
Total expenses	10,561	43,270	4,742
Less: Fee waivers	(1,168)	(3,247)	(620)
Total net expenses	9,393	40,023	4,122
Investment income – net	32,814	139,340	13,007
Net realized gain (loss) on investments	(8)	-	1
Net increase in net assets resulting from operations	$32,806	$139,340	$13,008

  (1)  Commenced operations on October 25, 2004.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

	Treasury Obligations Fund	Treasury Reserve Fund	U.S. Treasury Money Market Fund (1)
INVESTMENT INCOME:
Interest	$98,835	$11,827	$2,211
Securities lending	-	-	-
Total investment income	98,835	11,827	2,211
EXPENSES:
Investment advisory fees	4,667	562	104
Co-administration fees and expenses (including transfer agency fees)	6,226	738	144
Custodian fees	467	56	11
Directors' fees	113	15	5
Registration fees	38	36	12
Printing	104	13	5
Professional fees	193	32	13
Other	156	20	7
Distribution and shareholder servicing fees – Class A	2,962	4,211	20
Distribution and shareholder servicing fees – Class B	-	-	-
Distribution and shareholder servicing fees – Class C	-	-	-
Distribution and shareholder servicing fees – Class D	9,566	-	16
Distribution and shareholder servicing fees – Piper Jaffray	92	-	-
Shareholder servicing fees – Class I	-	-	-
Shareholder servicing fees – Class Y	3,508	-	240
Total expenses	28,092	5,683	577
Less: Fee waivers	(2,325)	(405)	(90)
Total net expenses	25,767	5,278	487
Investment income – net	73,068	6,549	1,724
Net realized gain (loss) on investments	-	1	(8)
Net increase in net assets resulting from operations	$73,068	$6,550	$1,716

FIRST AMERICAN FUNDS Semiannual Report 2005

Statements of Changes in Net Assets in thousands

	Government Obligations Fund		Prime Obligations Fund		Tax Free Obligations Fund
	10/01/04 3/31/05	10/01/03 9/30/04	10/01/04 3/31/05	10/01/03 9/30/04	10/01/04 3/31/05	10/01/03 9/30/04
	(unaudited)		(unaudited)		(unaudited)
OPERATIONS:
Investment income – net	$32,814	$21,738	$139,340	$121,223	$13,007	$8,667
Net realized gain (loss) on investments	(8)	19	-	51	1	52
Net increase in net assets resulting from operations	32,806	21,757	139,340	121,274	13,008	8,719
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income – net:
Class A	(1,196)	(667)	(9,083)	(5,968)	(834)	(538)
Class B		-	(64)	(10)	-	-
Class C		-	(68)	(13)	-	-
Class D	(7,478)	(4,810)	(5,402)	(4,713)	(105)	(97)
Class I		-	(14,167)	(15,694)	-	-
Class Y	(16,832)	(12,630)	(45,174)	(44,841)	(5,574)	(5,755)
Class Z	(5,173)	(2,117)	(42,902)	(35,276)	(5,375)	(1,391)
Piper Jaffray	(2,135)	(1,514)	(22,481)	(14,707)	(1,119)	(886)
Net realized gain on investments:
Class A	(1)	-	(4)	(2)	(7)	(6)
Class D	(3)	-	(2)	-	(1)	(1)
Class I	-	-	(4)	-	-	-
Class Y	(5)	-	(16)	(3)	(33)	(48)
Class Z	(2)	-	(15)	(1)	(22)	-
Piper Jaffray	(1)	-	(10)	-	(9)	(18)
Total distributions	(32,826)	(21,738)	(139,392)	(121,228)	(13,079)	(8,740)
CAPITAL SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE:
Class A:
Proceeds from sales	433,207	624,638	3,149,191	5,207,624	286,465	418,277
Reinvestment of distributions	267	285	4,774	4,044	463	296
Payments for redemptions	(413,529)	(631,572)	(3,413,682)	(5,409,696)	(316,249)	(475,924)
Increase (decrease) in net assets from Class A transactions	19,945	(6,649)	(259,717)	(198,028)	(29,321)	(57,351)
Class B:
Proceeds from sales	-	-	5,156	13,329	-	-
Reinvestment of distributions	-	-	50	5	-	-
Payments for redemptions	-	-	(9,166)	(6,039)	-	-
Increase (decrease) in net assets from Class B transactions	-	-	(3,960)	7,295	-	-
Class C:
Proceeds from sales	-	-	7,806	22,153	-	-
Reinvestment of distributions	-	-	43	5	-	-
Payments for redemptions	-	-	(13,628)	(9,546)	-	-
Increase (decrease) in net assets from Class C transactions	-	-	(5,779)	12,612	-	-
Class D:
Proceeds from sales	2,257,025	3,121,709	2,691,583	6,374,861	55,940	173,329
Reinvestment of distributions	6	4	45	46	-	-
Payments for redemptions	(2,137,848)	(3,190,547)	(2,805,537)	(6,294,647)	(44,671)	(178,537)
Increase (decrease) in net assets from Class D transactions	119,183	(68,834)	(113,909)	80,260	11,269	(5,208)
Class I:
Proceeds from sales	-	-	4,885,739	9,002,857	-	-
Reinvestment of distributions	-	-	452	1,055	-	-
Payments for redemptions	-	-	(5,040,884)	(8,988,148)	-	-
Increase (decrease) in net assets from Class I transactions	-	-	(154,693)	15,764	-	-
Class Y:
Proceeds from sales	9,062,924	16,379,683	19,628,485	68,772,198	1,066,757	1,948,928
Reinvestment of distributions	4,340	4,330	15,157	17,792	629	810
Payments for redemptions	(8,433,985)	(16,232,248)	(19,961,420)	(70,311,174)	(976,733)	(2,062,138)
Increase (decrease) in net assets from Class Y transactions	633,279	151,765	(317,778)	(1,521,184)	90,653	(112,400)
Class Z:
Proceeds from sales	539,276	885,277	53,429,264	42,070,958	1,637,373	1,033,492
Reinvestment of distributions	-	-	2,368	2,503	348	173
Payments for redemptions	(641,868)	(460,335)	(53,313,896)	(41,924,285)	(1,436,646)	(548,536)
Increase (decrease) in net assets from Class Z transactions	(102,592)	424,942	117,736	149,176	201,075	485,129
Piper Jaffray:
Proceeds from sales	139,719	401,555	1,183,341	3,069,685	149,806	278,202
Reinvestment of distributions	1,881	1,272	19,883	12,410	1,018	764
Payments for redemptions	(144,260)	(482,733)	(1,267,427)	(3,239,104)	(132,748)	(325,845)
Increase (decrease) in net assets from Piper Jaffray transactions	(2,660)	(79,906)	(64,203)	(157,009)	18,076	(46,879)
Increase (decrease) in net assets from capital share transactions	667,155	421,318	(802,303)	(1,611,114)	291,752	263,291
Total increase (decrease) in net assets	667,135	421,337	(802,355)	(1,611,068)	291,681	263,270
Net assets at beginning of period	3,402,469	2,981,132	15,480,092	17,091,160	1,635,544	1,372,274
Net assets at end of period	$4,069,604	$3,402,469	$14,677,737	$15,480,092	$1,927,225	$1,635,544
Undistributed (distributions in excess of) net investment income	$(27)	$(27)	$172	$173	$9	$9

  (1)  Commencement of operations.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

	Treasury Obligations Fund		Treasury Reserve Fund		U.S. Treasury Money Market Fund
	10/01/04 3/31/05	10/01/03 9/30/04	10/01/04 3/31/05	10/01/03 9/30/04	10/25/04 (1) 3/31/05
	(unaudited)		(unaudited)		(unaudited)
OPERATIONS:
Investment income – net	$73,068	$57,912	$6,549	$3,046	$1,724
Net realized gain (loss) on investments	-	-	1	-	(8)
Net increase in net assets resulting from operations	73,068	57,912	6,550	3,046	1,716
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income – net:
Class A	(8,023)	(4,766)	(6,549)	(3,054)	(57)
Class B	-	-	-	-	-
Class C	-	-	-	-	-
Class D	(36,192)	(28,158)	-	-	(59)
Class I	-	-	-	-	(1,604)
Class Y	(23,308)	(23,682)	-	-	(4)
Class Z	(5,296)	(981)	-	-	-
Piper Jaffray	(249)	(325)	-	-	-
Net realized gain on investments:
Class A	-	-	-	-	-
Class D	-	-	-	-	-
Class I	-	-	-	-	-
Class Y	-	-	-	-	-
Class Z	-	-	-	-	-
Piper Jaffray	-	-	-	-	-
Total distributions	(73,068)	(57,912)	(6,549)	(3,054)	(1,724)
CAPITAL SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE:
Class A:
Proceeds from sales	2,629,301	3,731,445	1,295,710	2,449,246	44,196
Reinvestment of distributions	106	115	4,243	1,859	-
Payments for redemptions	(2,775,939)	(4,157,309)	(1,503,881)	(3,179,352)	(44,082)
Increase (decrease) in net assets from Class A transactions	(146,532)	(425,749)	(203,928)	(728,247)	114
Class B:
Proceeds from sales	-	-	-	-	-
Reinvestment of distributions	-	-	-	-	-
Payments for redemptions	-	-	-	-	-
Increase (decrease) in net assets from Class B transactions	-	-	-	-	-
Class C:
Proceeds from sales	-	-	-	-	-
Reinvestment of distributions	-	-	-	-	-
Payments for redemptions	-	-	-	-	-
Increase (decrease) in net assets from Class C transactions	-	-	-	-	-
Class D:
Proceeds from sales	8,292,844	25,492,341	-	-	73,892
Reinvestment of distributions	9	1	-	-	-
Payments for redemptions	(8,357,976)	(26,314,282)	-	-	(55,067)
Increase (decrease) in net assets from Class D transactions	(65,123)	(821,940)	-	-	18,825
Class I:
Proceeds from sales	-	-	-	-	-
Reinvestment of distributions	-	-	-	-	-
Payments for redemptions	-	-	-	-	-
Increase (decrease) in net assets from Class I transactions	-	-	-	-	-
Class Y:
Proceeds from sales	12,708,660	21,043,156	-	-	573,133
Reinvestment of distributions	4,490	4,417	-	-	-
Payments for redemptions	(12,841,254)	(21,779,713)	-	-	(307,003)
Increase (decrease) in net assets from Class Y transactions	(128,104)	(732,140)	-	-	266,130
Class Z:
Proceeds from sales	3,646,715	683,068	-	-	14,668
Reinvestment of distributions	88	30	-	-	-
Payments for redemptions	(3,145,621)	(516,751)	-	-	(12,715)
Increase (decrease) in net assets from Class Z transactions	501,182	166,347	-	-	1,953
Piper Jaffray:
Proceeds from sales	65,719	172,841	-	-	-
Reinvestment of distributions	216	141	-	-	-
Payments for redemptions	(54,574)	(351,106)	-	-	-
Increase (decrease) in net assets from Piper Jaffray transactions	11,361	(178,124)	-	-	-
Increase (decrease) in net assets from capital share transactions	172,784	(1,991,606)	(203,928)	(728,247)	287,022
Total increase (decrease) in net assets	172,784	(1,991,606)	(203,927)	(728,255)	287,014
Net assets at beginning of period	9,131,739	11,123,345	1,227,097	1,955,352	-
Net assets at end of period	$9,304,523	$9,131,739	$1,023,170	$1,227,097	$287,014
Undistributed (distributions in excess of) net investment income	$(5)	$(5)	$(8)	$(8)	$-

FIRST AMERICAN FUNDS Semiannual Report 2005

Financial Highlights For a share outstanding throughout the periods ended September 30, unless otherwise indicated.

		Net Asset Value Beginning of Period	Net Investment Income	Dividends from Net Investment Income	Net Asset Value End of Period	Total Return (6)
Government Obligations Fund
Class A
2005	(1)	$1.00	$0.007	$(0.007)	$1.00	0.72%
2004	(2)	1.00	0.004	(0.004)	1.00	0.45
2003		1.00	0.006	(0.006)	1.00	0.52
2002		1.00	0.014	(0.014)	1.00	1.41
2001	(3)	1.00	0.001	(0.001)	1.00	0.05
Class D
2005	(1)	$1.00	$0.008	$(0.008)	$1.00	0.80%
2004		1.00	0.006	(0.006)	1.00	0.60
2003		1.00	0.008	(0.008)	1.00	0.78
2002		1.00	0.015	(0.015)	1.00	1.56
2001		1.00	0.046	(0.046)	1.00	4.68
2000		1.00	0.055	(0.055)	1.00	5.59
Class Y
2005	(1)	$1.00	$0.009	$(0.009)	$1.00	0.87%
2004		1.00	0.007	(0.007)	1.00	0.75
2003		1.00	0.009	(0.009)	1.00	0.93
2002		1.00	0.017	(0.017)	1.00	1.71
2001		1.00	0.047	(0.047)	1.00	4.84
2000		1.00	0.056	(0.056)	1.00	5.75
Class Z
2005	(1)	$1.00	$0.010	$(0.010)	$1.00	1.00%
2004	(4)	1.00	0.008	(0.008)	1.00	0.84
Piper Jaffray
2005	(1)	$1.00	$0.007	$(0.007)	$1.00	0.71%
2004	(5)	1.00	0.004	(0.004)	1.00	0.43
2003		1.00	0.006	(0.006)	1.00	0.65
2002		1.00	0.014	(0.014)	1.00	1.41
2001		1.00	0.044	(0.044)	1.00	4.53
2000		1.00	0.053	(0.053)	1.00	5.43

  (1)  For the six months ended March 31, 2005 (unaudited). All ratios for the period have been annualized, except total return.

  (2)  On December 1, 2003, existing Class S shares of the fund were designated as Class A shares.

  (3)  Class A shares have been offered since September 24, 2001. All ratios for the period have been annualized, except total return.

  (4)  Class Z shares have been offered since December 1, 2003. All ratios for the period have been annualized, except total return.

  (5)  On December 1, 2003, existing Class A shares of the fund were designated as Piper Jaffray shares.

  (6)  Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

		Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets (Excluding Waivers)
Government Obligations Fund
Class A
2005	(1)	$164,708	0.75%	1.46%	0.80%	1.41%
2004	(2)	144,764	0.75	0.45	0.80	0.40
2003		60,206	0.75	0.67	0.81	0.61
2002		101,513	0.75	1.42	0.81	1.36
2001	(3)	96,036	0.70	2.66	0.80	2.56
Class D
2005	(1)	$953,290	0.60%	1.60%	0.65%	1.55%
2004		834,112	0.60	0.60	0.65	0.55
2003		902,940	0.60	0.73	0.65	0.68
2002		428,307	0.60	1.57	0.66	1.51
2001		609,315	0.60	4.51	0.66	4.45
2000		472,078	0.60	5.47	0.66	5.41
Class Y
2005	(1)	$2,335,489	0.45%	1.77%	0.50%	1.72%
2004		1,702,220	0.45	0.75	0.50	0.70
2003		1,550,445	0.45	0.93	0.51	0.87
2002		1,562,880	0.45	1.68	0.51	1.62
2001		1,041,700	0.45	4.75	0.51	4.69
2000		937,230	0.45	5.59	0.51	5.53
Class Z
2005	(1)	$322,347	0.20%	1.68%	0.25%	1.63%
2004	(4)	424,941	0.20	1.12	0.25	1.07
Piper Jaffray
2005	(1)	$293,770	0.77%	1.43%	0.90%	1.30%
2004	(5)	296,432	0.76	0.42	0.88	0.30
2003		467,541	0.73	0.65	0.78	0.60
2002		528,343	0.75	1.39	0.81	1.33
2001		490,164	0.75	4.41	0.81	4.35
2000		470,587	0.76	5.29	0.82	5.23

FIRST AMERICAN FUNDS Semiannual Report 2005

Financial Highlights For a share outstanding throughout the periods ended September 30, unless otherwise indicated.

		Net Asset Value Beginning of Period	Net Investment Income	Dividends from Net Investment Income	Net Asset Value End of Period	Total Return (6)
Prime Obligations Fund
Class A
2005	(1)	$1.00	$0.007	$(0.007)	$1.00	0.74%
2004	(2)	1.00	0.005	(0.005)	1.00	0.48
2003		1.00	0.007	(0.007)	1.00	0.67
2002		1.00	0.014	(0.014)	1.00	1.46
2001	(3)	1.00	-	-	1.00	0.04
Class B
2005	(1)	$1.00	$0.005	$(0.005)	$1.00	0.51%
2004		1.00	0.001	(0.001)	1.00	0.11
2003		1.00	0.001	(0.001)	1.00	0.04
2002		1.00	0.007	(0.007)	1.00	0.75
2001		1.00	0.038	(0.038)	1.00	3.92
2000		1.00	0.047	(0.047)	1.00	4.85
Class C
2005	(1)	$1.00	$0.005	$(0.005)	$1.00	0.51%
2004		1.00	0.001	(0.001)	1.00	0.11
2003		1.00	0.001	(0.001)	1.00	0.14
2002		1.00	0.007	(0.007)	1.00	0.75
2001		1.00	0.038	(0.038)	1.00	3.90
2000		1.00	0.047	(0.047)	1.00	4.85
Class D
2005	(1)	$1.00	$0.008	$(0.008)	$1.00	0.81%
2004		1.00	0.006	(0.006)	1.00	0.63
2003		1.00	0.008	(0.008)	1.00	0.82
2002		1.00	0.016	(0.016)	1.00	1.61
2001		1.00	0.047	(0.047)	1.00	4.81
2000		1.00	0.056	(0.056)	1.00	5.74
Class I
2005	(1)	$1.00	$0.009	$(0.009)	$1.00	0.93%
2004		1.00	0.009	(0.009)	1.00	0.86
2003		1.00	0.010	(0.010)	1.00	1.05
2002		1.00	0.018	(0.018)	1.00	1.84
2001	(3)	1.00	0.001	(0.001)	1.00	0.06
Class Y
2005	(1)	$1.00	$0.009	$(0.009)	$1.00	0.89%
2004		1.00	0.008	(0.008)	1.00	0.78
2003		1.00	0.010	(0.010)	1.00	0.97
2002		1.00	0.017	(0.017)	1.00	1.76
2001		1.00	0.048	(0.048)	1.00	4.96
2000		1.00	0.057	(0.057)	1.00	5.90
Class Z
2005	(1)	$1.00	$0.010	$(0.010)	$1.00	1.03%
2004		1.00	0.011	(0.011)	1.00	1.06
2003	(4)	1.00	0.002	(0.002)	1.00	0.16
Piper Jaffray
2005	(1)	$1.00	$0.007	$(0.007)	$1.00	0.71%
2004	(5)	1.00	0.004	(0.004)	1.00	0.42
2003		1.00	0.006	(0.006)	1.00	0.63
2002		1.00	0.014	(0.014)	1.00	1.43
2001		1.00	0.045	(0.045)	1.00	4.61
2000		1.00	0.054	(0.054)	1.00	5.52

  (1)  For the six months ended March 31, 2005 (unaudited). All ratios for the period have been annualized, except total return.

  (2)  On December 1, 2003, existing Class S shares of the fund were designated as Class A shares.

  (3)  Class A and Class I shares have been offered since September 24, 2001. All ratios for the period have been annualized, except total return.

  (4)  Class Z shares have been offered since August 1, 2003. All ratios for the period have been annualized, except total return.

  (5)  On December 1, 2003, existing Class A shares of the fund were designated as Piper Jaffray shares.

  (6)  Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

		Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets (Excluding Waivers)
Prime Obligations Fund
Class A
2005	(1)	$1,036,448	0.78%	1.45%	0.80%	1.43%
2004	(2)	1,296,169	0.78	0.50	0.80	0.48
2003		120,863	0.78	0.59	0.80	0.57
2002		34,147	0.78	1.31	0.81	1.28
2001	(3)	-	-	-	-	-
Class B
2005	(1)	$11,416	1.23%	0.99%	1.25%	0.97%
2004		15,376	1.14	0.15	1.16	0.13
2003		8,079	1.36	0.10	1.38	0.08
2002		10,350	1.48	0.73	1.51	0.70
2001		7,393	1.48	3.74	1.51	3.71
2000		4,009	1.47	4.72	1.51	4.68
Class C
2005	(1)	$13,570	1.23%	0.98%	1.25%	0.96%
2004		19,349	1.15	0.17	1.17	0.15
2003		6,736	1.33	0.07	1.35	0.05
2002		2,958	1.48	0.71	1.51	0.68
2001		2,163	1.49	3.66	1.51	3.64
2000		371	1.46	4.63	1.51	4.58
Class D
2005	(1)	$598,816	0.63%	1.62%	0.65%	1.60%
2004		712,727	0.63	0.62	0.65	0.60
2003		632,464	0.63	0.80	0.65	0.78
2002		623,431	0.63	1.61	0.66	1.58
2001		738,871	0.63	4.55	0.65	4.53
2000		515,806	0.62	5.62	0.66	5.58
Class I
2005	(1)	$1,492,759	0.40%	1.84%	0.45%	1.79%
2004		1,647,456	0.40	0.87	0.45	0.82
2003		1,631,687	0.40	1.07	0.42	1.05
2002		2,578,732	0.40	1.85	0.43	1.82
2001	(3)	2,932,264	0.48	3.00	0.54	2.94
Class Y
2005	(1)	$4,991,636	0.48%	1.77%	0.50%	1.75%
2004		5,309,431	0.48	0.76	0.50	0.74
2003		6,830,595	0.48	0.98	0.50	0.96
2002		8,666,782	0.48	1.73	0.51	1.70
2001		7,577,143	0.48	4.78	0.50	4.76
2000		6,431,029	0.47	5.75	0.51	5.71
Class Z
2005	(1)	$3,495,264	0.20%	2.05%	0.25%	2.00%
2004		3,377,543	0.20	1.09	0.25	1.04
2003	(4)	3,228,365	0.20	0.97	0.22	0.95
Piper Jaffray
2005	(1)	$3,037,828	0.84%	1.41%	0.90%	1.35%
2004	(5)	3,102,041	0.84	0.41	0.88	0.37
2003		4,632,371	0.81	0.64	0.83	0.62
2002		5,728,745	0.81	1.42	0.84	1.39
2001		5,784,153	0.83	4.46	0.85	4.44
2000		4,614,094	0.82	5.40	0.86	5.36

FIRST AMERICAN FUNDS Semiannual Report 2005

Financial Highlights For a share outstanding throughout the periods ended September 30, unless otherwise indicated.

		Net Asset Value Beginning of Period	Net Investment Income	Dividends from Net Investment Income	Net Asset Value End of Period	Total Return (6)
Tax Free Obligations Fund
Class A
2005	(1)	$1.00	$0.005	$(0.005)	$1.00	0.51%
2004	(2)	1.00	0.003	(0.003)	1.00	0.35
2003		1.00	0.005	(0.005)	1.00	0.45
2002		1.00	0.008	(0.008)	1.00	0.85
2001	(3)	1.00	-	-	1.00	0.02
Class D
2005	(1)	$1.00	$0.006	$(0.006)	$1.00	0.58%
2004		1.00	0.005	(0.005)	1.00	0.50
2003		1.00	0.006	(0.006)	1.00	0.60
2002		1.00	0.010	(0.010)	1.00	1.01
2001		1.00	0.028	(0.028)	1.00	2.86
2000		1.00	0.034	(0.034)	1.00	3.43
Class Y
2005	(1)	$1.00	$0.007	$(0.007)	$1.00	0.66%
2004		1.00	0.006	(0.006)	1.00	0.65
2003		1.00	0.008	(0.008)	1.00	0.76
2002		1.00	0.011	(0.011)	1.00	1.16
2001		1.00	0.029	(0.029)	1.00	3.02
2000		1.00	0.035	(0.035)	1.00	3.59
Class Z
2005	(1)	$1.00	$0.008	$(0.008)	$1.00	0.78%
2004	(4)	1.00	0.007	(0.007)	1.00	0.75
Piper Jaffray
2005	(1)	$1.00	$0.005	$(0.005)	$1.00	0.51%
2004	(5)	1.00	0.004	(0.004)	1.00	0.36
2003		1.00	0.005	(0.005)	1.00	0.48
2002		1.00	0.008	(0.008)	1.00	0.85
2001		1.00	0.027	(0.027)	1.00	2.72
2000		1.00	0.032	(0.032)	1.00	3.28
Treasury Obligations Fund
Class A
2005	(1)	$1.00	$0.007	$(0.007)	$1.00	0.68%
2004	(2)	1.00	0.004	(0.004)	1.00	0.39
2003		1.00	0.006	(0.006)	1.00	0.56
2002		1.00	0.013	(0.013)	1.00	1.34
2001	(3)	1.00	0.001	(0.001)	1.00	0.05
Class D
2005	(1)	$1.00	$0.008	$(0.008)	$1.00	0.76%
2004		1.00	0.005	(0.005)	1.00	0.54
2003		1.00	0.007	(0.007)	1.00	0.71
2002		1.00	0.015	(0.015)	1.00	1.49
2001		1.00	0.045	(0.045)	1.00	4.54
2000		1.00	0.052	(0.052)	1.00	5.37
Class Y
2005	(1)	$1.00	$0.008	$(0.008)	$1.00	0.83%
2004		1.00	0.007	(0.007)	1.00	0.69
2003		1.00	0.009	(0.009)	1.00	0.86
2002		1.00	0.016	(0.016)	1.00	1.64
2001		1.00	0.046	(0.046)	1.00	4.70
2000		1.00	0.054	(0.054)	1.00	5.53
Class Z
2005	(1)	$1.00	$0.010	$(0.010)	$1.00	0.96%
2004	(4)	1.00	0.008	(0.008)	1.00	0.80
Piper Jaffray
2005	(1)	$1.00	$0.007	$(0.007)	$1.00	0.68%
2004	(5)	1.00	0.005	(0.005)	1.00	0.46
2003		1.00	0.006	(0.006)	1.00	0.61
2002		1.00	0.013	(0.013)	1.00	1.34
2001		1.00	0.043	(0.043)	1.00	4.44
2000		1.00	0.052	(0.052)	1.00	5.27

  (1)  For the six months ended March 31, 2005 (unaudited). All ratios for the period have been annualized, except total return.

  (2)  On December 1, 2003, existing Class S shares of the fund were designated as Class A shares.

  (3)  Class A shares have been offered since September 24, 2001. All ratios for the period have been annualized, except total return.

  (4)  Class Z shares have been offered since December 1, 2003. All ratios for the period have been annualized, except total return.

  (5)  On December 1, 2003, existing Class A shares of the fund were designated as Piper Jaffray shares.

  (6)  Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

		Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)
Tax Free Obligations Fund
Class A
2005	(1)	$130,202	0.75%	1.00%	0.80%	0.95%
2004	(2)	159,531	0.75	0.34	0.80	0.29
2003		123,272	0.75	0.48	0.81	0.42
2002		206,647	0.75	0.88	0.81	0.82
2001	(3)	402,813	0.70	1.67	0.76	1.61
Class D
2005	(1)	$25,403	0.60%	1.18%	0.65%	1.13%
2004		14,134	0.60	0.48	0.65	0.43
2003		19,343	0.60	0.59	0.65	0.54
2002		20,952	0.60	1.03	0.66	0.97
2001		32,615	0.60	2.84	0.66	2.78
2000		24,112	0.60	3.36	0.66	3.30
Class Y
2005	(1)	$858,889	0.45%	1.31%	0.50%	1.26%
2004		768,269	0.45	0.63	0.50	0.58
2003		880,685	0.45	0.72	0.50	0.67
2002		584,132	0.45	1.14	0.51	1.08
2001		443,276	0.45	2.93	0.51	2.87
2000		375,891	0.45	3.53	0.51	3.47
Class Z
2005	(1)	$686,188	0.20%	1.56%	0.25%	1.51%
2004	(4)	485,135	0.20	0.96	0.25	0.91
Piper Jaffray
2005	(1)	$226,543	0.75%	1.01%	0.90%	0.86%
2004	(5)	208,475	0.75	0.34	0.88	0.21
2003		348,974	0.72	0.48	0.77	0.43
2002		406,204	0.75	0.85	0.81	0.79
2001		497,631	0.74	2.63	0.80	2.57
2000		286,449	0.75	3.23	0.81	3.17
Treasury Obligations Fund
Class A
2005	(1)	$1,050,794	0.75%	1.36%	0.80%	1.31%
2004	(2)	1,197,325	0.75	0.39	0.80	0.34
2003		1,354,195	0.75	0.57	0.80	0.52
2002		1,648,326	0.75	1.34	0.81	1.28
2001	(3)	2,035,433	0.70	2.46	0.82	2.34
Class D
2005	(1)	$4,833,067	0.60%	1.51%	0.65%	1.46%
2004		4,898,189	0.60	0.53	0.65	0.48
2003		5,720,129	0.60	0.68	0.65	0.63
2002		5,155,284	0.60	1.48	0.66	1.42
2001		3,996,702	0.60	4.40	0.66	4.34
2000		3,252,551	0.60	5.23	0.66	5.17
Class Y
2005	(1)	$2,710,148	0.45%	1.66%	0.50%	1.61%
2004		2,838,253	0.45	0.68	0.50	0.63
2003		3,570,394	0.45	0.85	0.51	0.79
2002		2,996,616	0.45	1.62	0.51	1.56
2001		2,929,764	0.45	4.48	0.51	4.42
2000		2,065,655	0.45	5.39	0.51	5.33
Class Z
2005	(1)	$667,529	0.20%	2.03%	0.25%	1.98%
2004	(4)	166,347	0.20	0.99	0.25	0.94
Piper Jaffray
2005	(1)	$42,985	0.75%	1.37%	0.90%	1.22%
2004	(5)	31,625	0.75	0.35	0.81	0.29
2003		478,627	0.70	0.55	0.75	0.50
2002		230,541	0.75	1.29	0.81	1.23
2001		132,245	0.70	4.00	0.76	3.94
2000		30,506	0.70	5.16	0.76	5.10

FIRST AMERICAN FUNDS Semiannual Report 2005

Financial Highlights For a share outstanding throughout the periods ended September 30, unless otherwise indicated.

		Net Asset Value Beginning of Period	Net Investment Income	Dividends from Net Investment Income	Net Asset Value End of Period	Total Return (7)
Treasury Reserve Fund (1)
Class A
2005	(2)	$1.00	$0.006	$(0.006)	$1.00	0.59%
2004		1.00	0.002	(0.002)	1.00	0.21
2003		1.00	0.004	(0.004)	1.00	0.39
2002		1.00	0.011	(0.011)	1.00	1.15
2001	(3)	1.00	0.039	(0.039)	1.00	3.97
2000	(4)	1.00	0.050	(0.050)	1.00	5.04
1999	(5)	1.00	0.040	(0.040)	1.00	4.02
U.S. Treasury Money Market Fund (6)
Class A
2005		$1.00	$0.006	$(0.006)	$1.00	0.58%
Class D
2005		$1.00	$0.007	$(0.007)	$1.00	0.66%
Class Y
2005		$1.00	$0.007	$(0.007)	$1.00	0.71%
Class Z
2005		$1.00	$0.008	$(0.008)	$1.00	0.85%

  (1)  The financial highlights for the Treasury Reserve Fund as set forth herein include the historical financial highlights of the Firstar U.S. Treasury Money Market Fund
Class A shares. The assets of the Firstar U.S. Treasury Money Market Fund were acquired by the Treasury Reserve Fund on September 24, 2001. In connection with such acquisition, Class A shares of the Firstar U.S. Treasury Money Market Fund were exchanged for Class A shares of the Treasury Reserve Fund.

  (2)  For the six months ended March 31, 2005 (unaudited). All ratios for the period have been annualized, except total return.

  (3)  For the period November 1, 2000 to September 30, 2001. Effective in 2001, the Fund's fiscal year end was changed from October 31 to September 30. All ratios for the period have been annualized, except total return.

  (4)  For the period December 1, 1999 to October 31, 2000. Effective in 2000, the Fund's fiscal year end was changed from November 30 to October 31. All ratios for the period have been annualized, except total return.

  (5)  For the year-ended November 30, 1999.

  (6)  Commenced operations on October 25, 2004 (unaudited). All ratios for the period have been annualized, except total return.

  (7)  Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

		Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets (Excluding Waivers)
Treasury Reserve Fund (1)
Class A
2005	(2)	$1,023,170	0.94%	1.17%	1.01%	1.10%
2004		1,227,097	0.94	0.18	1.01	0.11
2003		1,955,352	0.94	0.41	1.00	0.35
2002		2,794,773	0.94	1.15	1.00	1.09
2001	(3)	2,760,479	0.94	3.92	0.95	3.91
2000	(4)	2,284,168	0.99	4.98	1.09	4.88
1999	(5)	1,049,641	0.92	3.98	1.08	3.82
U.S. Treasury Money Market Fund (6)
Class A
2005		$114	0.75%	1.41%	0.84%	1.32%
Class D
2005		$18,825	0.60%	1.49%	0.69%	1.40%
Class Y
2005		$266,122	0.45%	1.67%	0.54%	1.58%
Class Z
2005		$1,953	0.20%	2.01%	0.29%	1.92%

FIRST AMERICAN FUNDS Semiannual Report 2005

Notes to Financial Statements  March 31, 2005 (unaudited)

1 >  Organization

The Government Obligations Fund, Prime Obligations Fund, Tax Free Obligations Fund, Treasury Obligations Fund, Treasury Reserve Fund and U.S. Treasury Money Market Fund (each a "fund" and collectively, the "funds") are mutual funds offered by First American Funds, Inc. ("FAF"), which is a member of the First American Family of Funds. FAF is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company. FAF's articles of incorporation permit the board of directors to create additional funds in the future.

FAF offers Class A, Class B, Class C, Class D, Class I, Class Y, Class Z, and Piper Jaffray shares. Prior to December 1, 2003, Class A shares were named Class S shares and Piper Jaffray shares were named Class A shares. Class A shares are not subject to sales charges. Class B and Class C shares of Prime Obligations Fund are only available pursuant to an exchange for Class B and Class C shares, respectively, of another fund in the First American Family of Funds or certain other unaffiliated funds, or in establishing a systematic exchange program that will be used to purchase Class B and Class C shares, respectively, of those funds. Class B shares may be subject to a contingent deferred sales charge for six years and automatically convert to Class A shares after eight years. Class C shares may be subject to a contingent deferred sales charge for 12 months, and will not convert to Class A shares. Class D, Class I, Class Y, Class Z, and Piper Jaffray shares are offered only to qualifying institutional investors. Treasury Reserve Fund only offers Class A shares. Class B, Class C, and Class I shares are not offered by Government Obligations Fund, Tax Free Obligations Fund, Treasury Obligations Fund, Treasury Reserve Fund or U.S. Treasury Money Market Fund. Piper Jaffray shares are not offered by U.S. Treasury Money Market Fund.

The funds' prospectuses provide descriptions of each fund's investment objective, principal investment strategies, and principal risks. All classes of shares of a fund have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that certain fees, including distribution and shareholder servicing fees, may differ among classes. Each class has exclusive voting rights on any matters relating to that class' servicing or distribution arrangements.

2 >  Summary of Significant Accounting Policies

The significant accounting policies followed by the funds are as follows:

SECURITY VALUATION – Investment securities held are stated at amortized cost, which approximates market value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Securities and Exchange Act of 1940, the market values of the securities held in the funds are determined weekly using prices supplied by the funds' pricing services. These values are then compared to the securities' amortized cost. Securities whose market price varies by more than 0.5% are identified and validated with the pricing agent. If the difference between the aggregate market price and aggregate amortized cost of all securities held by a fund exceeds 50% of the allowable 0.5% threshold, the funds' administrators will notify the funds' board of directors. The board of directors will be kept apprised of the situation until the difference is less than the 50% of the allowable 0.5% threshold. No such notification was required during the six months ended March 31, 2005.

SECURITY TRANSACTIONS AND INVESTMENT INCOME – For financial statement purposes, the funds record security transactions on the trade date of the security purchase or sale. Interest income, including amortization of bond premium and discount, is recorded on an accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS – Distributions from net investment income are declared daily and are payable on the first business day of the following month.

EXPENSES – Expenses that are directly related to one of the funds are charged directly to that fund. Other operating expenses are generally allocated to the funds on the basis of relative net assets of all funds within the First American Fund complex. Class specific expenses, such as 12b-1 fees, are borne by that class. Income, other expenses, and realized and unrealized gains and losses of a fund are allocated to each respective class in proportion to the relative net assets of each class.

FEDERAL TAXES – Each fund is treated as a separate taxable entity. Each fund intends to continue to qualify as a regulated investment company as provided in Subchapter M of the Internal Revenue Code, as amended, and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income taxes is required.

FIRST AMERICAN FUNDS Semiannual Report 2005

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book/tax differences. To the extent these differences are permanent, reclassifications are made to the appropriate equity accounts in the period that the differences arise.

The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which the amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the fund. The distributions paid during the six months ended March 31, 2005 (estimated) and fiscal year ended September 30, 2004 (adjusted by dividends payable as of March 31, 2005 and September 30, 2004) were characterized as follows (000):

	2005
Fund	Ordinary Income	Tax-Exempt Income	Capital Gain	Total
Government Obligations Fund	$28,735	$-	$12	$28,747
Prime Obligations Fund	127,943	-	51	127,994
Tax Free Obligations Fund	-	11,871	72	11,943
Treasury Obligations Fund	64,922	-	-	64,922
Treasury Reserve Fund	5,695	-	-	5,695
U.S. Treasury Money Market Fund (1)	1,276	-	-	1,276

(1)  The fund commenced operations on October 25, 2004.

	2004
Fund	Ordinary Income	Tax-Exempt Income	Capital Gain	Total
Government Obligations Fund	$19,914	$-	$-	$19,914
Prime Obligations Fund	114,322	-	-	114,322
Tax Free Obligations Fund	20	7,917	65	8,002
Treasury Obligations Fund	54,652	-	-	54,652
Treasury Reserve Fund	2,673	-	-	2,673

As of September 30, 2004, the funds' most recently completed fiscal year-end, the components of accumulated earnings (deficit) on a tax-basis were as follows (000):

	Undistributed Ordinary Income	Undistributed Tax Exempt Income	Undistributed Long Term Capital Gains	Accumulated Earnings	Accumulated Capital and Post-October Losses	Total Accumulated Earnings
Government Obligations Fund	$3,185	$-	$-	$3,185	$-	$3,186
Prime Obligations Fund	15,841	-	51	15,892	-	15,892
Tax Free Obligations Fund	1	1,257	51	1,309	-	1,309
Treasury Obligations Fund	7,661	-	-	7,661	(62)	7,599
Treasury Reserve Fund	608	-	-	608	-	608

The differences between book-basis and tax-basis undistributed/accumulated income, gains and losses are primarily due to distributions declared but not paid by September 30, 2004.

As of September 30, 2004, Treasury Obligations Fund had a capital loss carryforward of $62,000 that will expire in 2008.

REPURCHASE AGREEMENTS – Each fund may enter into repurchase agreements with member banks of the Federal Reserve or registered broker dealers whom the funds' investment advisor deems creditworthy under guidelines approved by the funds' board of directors, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the fund plus interest negotiated on the basis of current short-term rates.

Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Each fund may also invest in triparty repurchase agreements. Securities held as collateral for triparty repurchase agreements are maintained in a segregated account by the broker's custodian bank until the maturity of the repurchase agreement. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the fund may be delayed or limited.

FIRST AMERICAN FUNDS Semiannual Report 2005

Notes to Financial Statements  March 31, 2005 (unaudited)

SECURITIES LENDING – In order to generate additional income, a fund may lend securities representing up to one-third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks or other institutional borrowers of securities. Each fund's policy is to maintain collateral in the form of cash, U.S. Government securities, or other high-grade debt obligations equal to at least 100% of the value of securities loaned. The collateral is then "marked to market" daily until the securities are returned. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the security fail financially.

U.S. Bancorp Asset Management, Inc. ("USBAM") serves as the securities lending agent for the funds in transactions involving the lending of portfolio securities on behalf of the funds. USBAM acts as the securities lending agent pursuant to, and subject to compliance with conditions contained in, an exemptive order issued by the Securities and Exchange Commission ("SEC"). USBAM receives fees equal to 35% of the funds' income from securities lending transactions. Fees paid to USBAM from Government Obligations Fund for the six months ended March 31, 2005 were $53,730.

INTERFUND LENDING PROGRAM – Pursuant to an exemptive order issued by the SEC, the funds, along with other registered investment companies in the First American Family of Funds, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. The funds did not have any interfund lending transactions during the six months ended March 31, 2005.

DEFERRED COMPENSATION PLAN – Under a Deferred Compensation Plan (the "Plan"), non-interested directors of the First American Fund family may participate and elect to defer receipt of their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of selected open-end First American Funds as designated by the board of directors. All amounts in the Plan are 100% vested and accounts under the Plan are obligations of the funds. Deferred amounts remain in the funds until distributed in accordance with the Plan.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS – The preparation of financial statements, in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

3 >  Fees and Expenses

ADVISORY FEES – Pursuant to an investment advisory agreement (the "Agreement"), USBAM manages each fund's assets and furnishes related office facilities, equipment, research and personnel. The Agreement requires each fund to pay USBAM a monthly fee based upon average daily net assets. The annual fee for each fund is 0.10%. USBAM has contractually agreed to waive fees and reimburse other fund expenses until January 31, 2006, so that total fund operating expenses, as a percentage of average daily net assets, do not exceed the following amounts:

	Share Class
Fund	A	B	C	D	I	Y	Z	Piper Jaffray*
Government Obligations Fund	0.75%	-%	-%	0.60%	-%	0.45%	0.20%	0.77%
Prime Obligations Fund	0.78	1.23	1.23	0.63	0.40	0.48	0.20	0.84
Tax Free Obligations Fund	0.75	-	-	0.60	-	0.45	0.20	0.75
Treasury Obligations Fund	0.75	-	-	0.60	-	0.45	0.20	0.75
Treasury Reserve Fund	0.94	-	-	-	-	-	-	-
U.S. Treasury Money Market Fund	0.75	-	-	0.60	-	0.45	0.20	-

*  Effective June 6, 2005, the contractual limitation on total fund operating expenses for Piper Jaffray shares will increase to 0.81%, 0.88%, 0.79% and 0.79% of average daily net assets, respectively, for Government Obligations Fund, Prime Obligations Fund, Tax Free Obligations Fund and Treasury Obligations Fund.

CO-ADMINISTRATION FEES – USBAM and U.S. Bancorp Fund Services, LLC ("USBFS"), (collectively, the "Administrators"), serve as co-administrators pursuant to a co-administration agreement between the Administrators and the funds. USBAM is a subsidiary of U.S. Bank National Association ("U.S. Bank"). Both U.S. Bank and USBFS are direct subsidiaries of U.S. Bancorp. Under the co-administration agreement, the Administrators are compensated to provide, or compensate other entities to provide, services to the funds. These services include various legal, oversight and administrative services, accounting services, transfer agency and dividend disbursing services, and shareholder services. The funds pay the administrators at an annual rate, calculated daily and paid monthly, based on the average daily net assets of all open-end mutual funds in the First American Family of Funds, equal to each fund's pro rata share of an amount equal to 0.15% of the

FIRST AMERICAN FUNDS Semiannual Report 2005

aggregate average daily net assets up to $8 billion, 0.135% on the next $17 billion of the aggregate average daily net assets, 0.12% on the next $25 billion of the aggregate average daily net assets, and 0.10% of the aggregate average daily net assets in excess of $50 billion. FAF pays transfer agent fees of $18,500 per share class and additional per account fees for transfer agent services. These fees are allocated to each fund based upon the fund's pro rata share of the aggregate average daily net assets of the funds that comprise FAF. For the six months ended March 31, 2005, administration and transfer agent fees paid to USBAM and USBFS by the funds included in this semiannual report were as follows (000):

Fund	Amount
Government Obligations Fund	$2,471
Prime Obligations Fund	9,683
Tax Free Obligations Fund	1,259
Treasury Obligations Fund	6,029
Treasury Reserve Fund	726
U.S. Treasury Money Market Fund	135

During the six months ended March 31, 2005, administration fees of $628,221 were waived on Class Z of Prime Obligations Fund.

Each fund, except Treasury Reserve Fund and U.S. Treasury Money Market Fund, currently pays Piper Jaffray an annual fee equal to 0.15% of a fund's average daily net assets attributable to its Piper Jaffray shares for certain recordkeeping services. During the six months ended March 31, 2005, recordkeeping fees of $119,942, $636,594, $111,088 and $18,167 were waived on the Piper Jaffray shares of Government Obligations Fund, Prime Obligations Fund, Tax Free Obligations Fund and Treasury Obligations Fund, respectively.

CUSTODIAN FEES – U.S. Bank serves as the funds' custodian pursuant to a custodian agreement with FAF. The fee for each fund is equal to an annual rate of 0.01% of average daily net assets. All fees are computed daily and paid monthly.

DISTRIBUTION AND SHAREHOLDER SERVICING (12b-1) FEES – Quasar Distributors, LLC ("Quasar"), a subsidiary of U.S. Bancorp, serves as distributor of the funds pursuant to a distribution agreement with FAF. Under the distribution agreement, and pursuant to a plan adopted by each fund under rule 12b-1 of the Investment Company Act, each fund pays Quasar a monthly distribution and/or shareholder servicing fee equal to an annual rate of 0.25%, 1.00%, 1.00%, 0.15%, 0.25% and 0.50% of each fund's average daily net assets of the Class A shares, Class B shares, Class C shares, Class D shares, Piper Jaffray shares and Treasury Reserve Fund, respectively. No distribution or shareholder servicing fees are paid by Class Y, Class I or Class Z shares. These fees may be used by Quasar to provide compensation for sales support and distribution activities for each class of the funds. In addition, for Class B shares and Class C shares, a portion of these fees may be used to provide compensation for shareholder servicing activities.

Under these distribution and shareholder servicing agreements, the following amounts were retained by Quasar for the six months ended March 31, 2005 (000):

Fund	Amount
Government Obligations Fund	$904
Prime Obligations Fund	1,964
Tax Free Obligations Fund	222
Treasury Obligations Fund	5,067
Treasury Reserve Fund	2,807
U.S. Treasury Money Market Fund	16

SHAREHOLDER SERVICING (NON-12b-1) FEES – FAF has also adopted and entered into a shareholder servicing plan and agreement with USBAM, under which USBAM has agreed to provide FAF, or will enter into written agreements with other service providers pursuant to which the service providers will provide FAF, with non-distribution-related services to shareholders of Class A, Class D, Class I, Class Y and Piper Jaffray shares and Treasury Reserve Fund. Each fund pays USBAM a monthly shareholder servicing fee equal to an annual rate of 0.25% of the average daily net assets of the Class A, Class D, Class Y, and Piper Jaffray shares and Treasury Reserve Fund, and a fee equal to an annual rate of 0.20% of the average daily net assets of the Class I shares. During the six months ended March 31, 2005, shareholder servicing fees of $231,517 were waived on Class I of Prime Obligations Fund.

Under this shareholder servicing plan and agreement, the following amounts were paid to USBAM for the six months ended March 31, 2005 (000):

Fund	Amount
Government Obligations Fund	$4,137
Prime Obligations Fund	14,066
Tax Free Obligations Fund	1,575
Treasury Obligations Fund	11,014
Treasury Reserve Fund	1,404
U.S. Treasury Money Market Fund	260

FIRST AMERICAN FUNDS Semiannual Report 2005

Notes to Financial Statements  March 31, 2005 (unaudited)

OTHER FEES – In addition to the investment advisory fees, custodian fees, distribution and shareholder servicing fees, and co-administration fees, each fund is responsible for paying most other operating expenses, including: fees and expenses of independent directors, registration fees, printing of shareholder reports, legal, auditing, insurance and other miscellaneous expenses. For the six months ended March 31, 2005, legal fees and expenses were paid to a law firm of which an Assistant Secretary of the funds is a partner.

CONTINGENT DEFERRED SALES CHARGES – A contingent deferred sales charge ("CDSC") is imposed on redemptions made in the Class B shares. The CDSC varies depending on the number of years from time of payment for the purchase of Class B shares until the redemption of such shares. Class B shares automatically convert to Class A shares after eight years.

Year Since Purchase	Contingent Deferred Sales Charge as a Percentage of Dollar Amount Subject to Charge
First	5.00%
Second	5.00
Third	4.00
Fourth	3.00
Fifth	2.00
Sixth	1.00
Seventh	-
Eighth	-

A CDSC of 1.00% is imposed on redemptions made in Class C shares for the first twelve months.

The CDSC for Class B shares and Class C shares is imposed on the value of the purchased shares, or the value at the time of redemption, whichever is less. For the six months ended March 31, 2005, total sales charges retained by affiliates of USBAM for distributing shares of Prime Obligations Fund were $17,451.

4 > Concentration of Credit Risk

The Tax Free Obligations Fund invests in five different types of municipal securities. At March 31, 2005, the percentage of portfolio investments by each category was as follows:

Tax Free Obligations Fund
Weekly Variable Rate Demand Notes	74.2%
Municipal Notes & Bonds	15.3
Commercial Paper	7.4
Daily Variable Rate Demand Notes	3.0
Investment Companies	0.1
100.0%

The Tax Free Obligations Fund invests in longer-term securities that include revenue bonds, tax and revenue anticipation notes, and general obligation bonds. At March 31, 2005, the percentage of portfolio investments in longer-term securities by each revenue source, was as follows:

Tax Free Obligations Fund
Revenue Bonds	10.6%
General Obligations	3.4
Other	1.3
15.3%

The implied credit ratings of all portfolio holdings as a percentage of total market value of investments at March 31, 2005, were as follows:

Standard & Poor's/ Moody's Ratings:	Tax Free Obligations Fund
AAA/Aaa	28.9%
AA/Aa	69.1
A/A	2.0
NR	-

Securities rated by only one agency are shown in that category. Securities rated by both agencies are shown with their lowest rating.

5 > Indemnifications

The funds enter into contracts that contain a variety of indemnifications. The funds' maximum exposure under these arrangements is unknown. However, the funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

FIRST AMERICAN FUNDS Semiannual Report 2005

NOTICE TO SHAREHOLDERS March 31, 2005 (unaudited)

How to Obtain a Copy of the Funds' Proxy Voting Policies and Proxy Voting Record

A description of the policies and procedures that the funds use to determine how to vote proxies relating to portfolio securities, as well as information regarding how the funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, 2004, is available (1) without charge upon request by calling 800.677.FUND; (2) at firstamericanfunds.com; and (3) on the U.S. Securities and Exchange Commision's website at http://www.sec.gov.

Form N-Q Holdings Information

Each fund is required to file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the Securities and Exchange Commission on Form N-Q. The funds' Forms N-Q are available (1) without charge upon request by calling 800.677.FUND and (2) on the U.S. Securities and Exchange Commision's website at http://www.sec.gov. In addition, you may review and copy the funds' Forms N-Q at the Commission's Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

FIRST AMERICAN FUNDS Semiannual Report 2005

(This page has been left blank intentionally.)

Board of Directors First American Funds, Inc.

Virginia Stringer

Chairperson of First American Funds, Inc.

Owner and President of Strategic Management Resources, Inc.

Benjamin Field III

Director of First American Funds, Inc.

Retired; former Senior Financial Advisor, Senior Vice President, Chief Financial Officer, and Treasurer of Bemis Company, Inc.

Roger Gibson

Director of First American Funds, Inc.

Retired; former Vice President of Cargo-United Airlines

Victoria Herget

Director of First American Funds, Inc.

Investment Consultant; former Managing Director of Zurich Scudder Investments

Leonard Kedrowski

Director of First American Funds, Inc.

Owner and President of Executive and Management Consulting, Inc.

Richard Riederer

Director of First American Funds, Inc.

Retired; former President and Chief Executive Officer of Weirton Steel

Joseph Strauss

Director of First American Funds, Inc.

Owner and President of Strauss Management Company

James Wade

Director of First American Funds, Inc.

Owner and President of Jim Wade Homes

First American Funds’ Board of Directors is comprised entirely of independent directors.

Direct fund correspondence to:

First American Funds

P.O. Box 1330

Minneapolis, MN 55440-1330

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of futureresults, or investment advice. Further, there is no assurance that certain securities will remain in or out of each fund’s portfolio.

This report is for the information of shareholders of the First American Funds, Inc. It may also be used as sales literature when preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, and charges and expenses of the funds.  Read the prospectus carefully before investing.

The figures in this report represent past performance and do not guarantee future results. Investment return will fluctuate.

INVESTMENT ADVISOR

U.S. Bancorp Asset Management, Inc.

800 Nicollet Mall

Minneapolis, Minnesota 55402

CO-ADMINISTRATORS

U.S. Bancorp Asset Management, Inc.

800 Nicollet Mall

Minneapolis, Minnesota 55402

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

CUSTODIAN

U.S. Bank National Association

180 East Fifth Street

St. Paul, Minnesota 55101

DISTRIBUTOR

Quasar Distributors, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP

220 South Sixth Street

Suite 1400

Minneapolis, Minnesota 55402

COUNSEL

Dorsey & Whitney LLP

50 South Sixth Street

Suite 1500

Minneapolis, Minnesota 55402

First American Funds

P.O. Box 1330

Minneapolis, MN 55440-1330

In an attempt to reduce shareholder costs and help eliminate duplication, First American Funds will try to limit their mailing to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call First American Investor Services at 800.677.FUND or visit firstamericanfunds.com.

Bulk Rate
U.S. Postage
Paid
Mpls, MN
Permit No. 26388

USPS Mailer 881
Approved Poly

0113-05 5/2005 SAR-MM

Item 2—Code of Ethics

Not applicable to semi-annual report.

Item 3—Audit Committee Financial Expert

Not applicable to semi-annual report.

Item 4—Principal Accountant Fees and Services

Not applicable to semi-annual report.

Item 5—Audit Committee of Listed Registrants

Not applicable.

Item 6—Schedule of Investments

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7—Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8—Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9—Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10—Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of this Item.

Item 11—Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)(1) Not applicable

(a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act are filed as exhibits hereto.

(a)(3) Not applicable

(b) Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Funds, Inc.

By:
/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: June 10, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: June 10, 2005

By:

/s/ Charles D. Gariboldi
Charles D. Gariboldi
Treasurer

Date: June 10, 2005